UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: July 31, 2016

Item 1. Reports to Shareholders.

API CAPITAL INCOME FUND

API GROWTH FUND

API MULTI-ASSET INCOME FUND

API SHORT TERM BOND FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2016

CONTENTS

Letter to Shareholders	1-3

Financial Statements

Schedule of Investments
Capital Income Fund	4-7
Growth Fund	8-10
Multi-Asset Income Fund	11-16
Short Term Bond Fund	17-20
Value Fund	21-23
Master Allocation Fund	24

Statements of Assets and Liabilities	25

Statements of Operations	26

Statements of Changes in Net Assets	27-28

Financial Highlights
Capital Income Fund	29-31
Growth Fund	32-34
Multi-Asset Income Fund	35-38
Short Term Bond Fund	39-41
Value Fund	42-44
Master Allocation Fund	45-47

Notes to Financial Statements	48-57

Expense Examples	58

Other Information	62

Dear Fellow Shareholder:

We are pleased to provide this 2016 mid-year update for the API Funds.

Since inception, our primary goal has been to achieve value-added results for our shareholders. To that end, we have developed rigorous processes based on our fundamental guiding principles. First, we believe in truly active portfolio management and continually focus on creating efficient frontier portfolios that seek to maximize the potential to generate returns that exceed those of passive alternatives. In addition, we have adopted a long-term investment horizon that allows us to focus on company fundamentals rather than short-term market volatility. Finally, diversification of carefully selected assets remains the cornerstone of our continuing efforts to find superior value in the global marketplace. Our portfolio managers have the authority to explore all possible alternatives—wherever they may exist—to provide our investors to what we believe to be unique opportunities for future income and growth.

2016 YEAR-TO-DATE MARKET REVIEW

While it appears that the U.S. economy is gaining momentum, global political events could potentially exert near-term pressure on economic growth. A case in point is the unexpected Brexit vote that has generated significant uncertainty in global financial markets. As a result, we expect the Federal Reserve will take a cautious approach towards normalizing monetary policy, causing U.S. interest rates to remain low in the near term.

The decline in the price of oil over the past two years has had a positive impact on household budgets. So far it appears that consumers have used the dollars saved on gasoline to improve household balance sheets rather than on increased spending. However, we would expect a gradual increase in household spending as the public gains confidence that the oil price drop is permanent.

The modest deleveraging of the U.S. household sector over the past several years continues to be a positive story. The combination of lower debt levels and very low interest rates has allowed consumer debt-service burdens to improve to very low levels by historical standards. Clearly, this healthy debt-service picture remains very much tied to historically low interest/mortgage rates. Accordingly, any sharp, meaningful increase in those rates is likely to present an important headwind for growth.

Market over-reaction in the early part of the year allowed us to take advantage of some great buying opportunities. Since mid-February, we have seen consistent improvement, together with spread tightening, on corporate bonds. However, the potential of a rate increase, an area of concern for most investors, remains a factor in our decision-making process. For that reason, we continue to look for situations where we believe the market is overreacting, as well as for issues that we believe will be less impacted by a rate increase, such as yield to call paper, fix-to-floating bonds; and those issues that are trading with higher spreads. We are confident in our belief that this approach will allow us to outpace passive indices that we believe carry much higher levels of interest rate risk.

LOOKING AHEAD

Over the next five years, we believe that the combination of above average price/earnings multiples applied to already very strong levels of corporate profit margins will have a tempering effect on prospective returns. As a result, we continue to forecast positive but below-average equity market returns, an expectation that also seems consistent with the current interest rate environment.

On the credit side, we expect that slowing global growth will likely cause global central bank policies to remain supportive to credit through the remainder of 2016. As the impact of the U.K. referendum on broad credit fundamentals evolves, the resulting uncertainty could generate ongoing bouts of volatility. In this environment, we favor a longer-term view of valuations and fundamentals within credit markets. It is our belief that, in these circumstances, judicious credit selection powered by in-depth credit analysis will ultimately drive returns.

In recent years, assessing the impact of macro-economic factors has become a more important part of estimating the long-term intrinsic value of companies. However, it is still just one of many factors that we consider. We believe that scenarios in which stocks move for an extended period of time based on factors other than fundamental valuations generally create investment opportunities. Historically, correlations have eventually broken down and individual stock again traded on company fundamentals rather than macro-economic or headline news. Because a company’s stock market price tends to converge with its intrinsic value over sufficiently long periods of time (i.e., five years or longer), we believe the economic performance of the underlying business in relation to the price paid for its stock will determine long-term investment returns. This intrinsic-value investment philosophy, shared by all of our portfolio managers and research analysts, is at the core of the investment discipline consistently applied across all our equity and credit strategies.

IN CLOSING

We believe each of our API Funds is positioned to take advantage of the wide array of opportunities existing within the global marketplace. Of course, we don’t expect market moves to be linear. We will continue to exercise patience as we execute our disciplined investment process and, as long as long-term prospects remain attractive, will maintain an opportunistic stance as we seek to add to our positions.

As always, we appreciate the trust you have placed in API Funds and Portfolios. We value the opportunity to work with you to manage your assets and help you reach your financial goals. Please visit us at www.apifunds.com or contact us at 800-544-6060 with any questions or concerns about our funds.

Sincerely,

David D. Basten

Founder & Chief Executive Officer

API Funds and Portfolios

Investing involves risk, including loss of principal. Diversification does not ensure a profit or guarantee against loss. Past performance does not guarantee future results. Investments in international markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards. Fixed income investments are affected by a number of risks, including fluctuations in interest rates, credit risk, and prepayment risk. In general, as prevailing interest rates rise, fixed income securities prices will fall.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060.

The Performance quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Distributed by Unified Financial Securities, LLC. (Member FINRA)

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS — 92.3%
Consumer Discretionary — 9.9%
Coach, Inc.	3,100	$133,641
Comcast Corporation	1,700	114,325
Darden Restaurants, Inc.	2,000	123,120
Ford Motor Company	7,000	88,620
Garmin Ltd.	3,000	162,990
GKN plc	45,000	167,400
Greene King PLC	14,950	160,713
Hennes & Mauritz AB	13,500	80,933
InterContinental Hotels Group PLC	4,666	188,973
Kohl’s Corporation	2,300	95,657
Marriott International, Inc.	1,500	107,550
Mattel, Inc.	4,000	133,520
McDonald’s Corp.	1,000	117,650
Newell Brands, Inc.	2,100	110,166
Omnicom Group, Inc.	1,500	123,435
ProSiebenSat.1 Media SE	9,500	108,205
Regal Entertainment Group	5,200	122,304
Royal Caribbean Cruises Ltd.	1,400	101,416
Shaw Communications, Inc.	5,000	101,400
Six Flags Entertainment Corporation	3,000	169,170
Target Corporation	2,000	150,660
Toyota Motor Corporation	850	94,860
Viacom, Inc. Class B	2,250	102,308
Whitbread PLC	1,700	86,785
WPP plc	1,100	123,277
Yum! Brands, Inc.	1,250	111,775

		3,180,853

Consumer Staples — 10.2%
Altria Group, Inc.	2,500	169,250
Anheuser-Busch InBev NV	1,100	142,384
Archer-Daniels-Midland Company	1,900	85,652
British American Tobacco PLC	1,800	229,842
Coca Cola Co.	2,900	126,527
ConAgra Foods, Inc.	3,700	173,012
Diageo Plc ADR	1,800	209,772
General Mills, Inc.	2,500	179,725
Imperial Brands PLC	2,000	105,548
Kellogg Corporation	1,500	124,065
Kimberly-Clark Corporation	900	116,595
Kimberly-Clark de Mexico, S.A.B. de C.V.	69,000	155,940
Kraft Heinz Company	2,000	172,780
Mondelez International, Inc.	2,500	109,950
Nestle SA	2,500	200,575
Philip Morris International, Inc.	1,500	150,390
Procter & Gamble Company	1,500	128,385
Reckitt Benckiser Group PLC	9,000	177,210
Reynolds American, Inc.	3,500	175,210
Sysco Corporation	4,000	207,160
Walgreens Boots Alliance, Inc.	1,800	142,650

		3,282,622

Energy — 4.8%
BP plc	3,000	103,200
Chevron Corporation	2,550	261,324
China Petroleum & Chemical Corporation	2,860	205,377
Eni S.p.A. ADR	3,000	91,950
Royal Dutch Shell PLC	3,600	186,444
Suncor Energy, Inc.	6,900	185,679
Total SA ADR	4,042	194,420
TransCanada Corp.	4,000	185,400
Williams Companies, Inc.	5,500	131,835

		1,545,629

Financials — 12.9%
Aberdeen Asset Management plc	23,300	99,724
Aflac, Inc.	2,000	144,560
Allianz SE	11,000	157,080
American Express Company	1,600	103,136
Aviva plc ADR	15,000	155,100
AXA SA	8,700	176,610
Banco Santander SA	19,876	84,274
BB&T Corporation	4,700	173,289
BGC Partners, Inc. Class A	12,000	106,440
BlackRock, Inc.	500	183,125
Blue Capital Holdings Ltd.	6,191	110,509
Canadian Imperial Bank of Commerce	1,800	136,710
Charles Schwab Corporation	5,000	142,100
Citigroup, Inc.	2,250	98,573
Citizens Financial Group, Inc.	4,500	100,485
CME Group, Inc.	1,300	132,912
Flushing Financial Corporation	6,000	133,860
HSBC Holdings plc	3,300	108,075
JPMorgan Chase & Co.	3,500	223,895
KeyCorp	1,000	11,700
M & T Bank Corp.	2,000	229,120
Manulife Financial Corporation	8,000	109,040
Muenchener Rueckversicherungs-Gesellschaft AG	9,000	149,895
Progressive Corporation	3,100	100,781
SCOR SE	30,000	88,350
Societe Generale SA	2,400	81,960
Standard Chartered plc	13,500	108,000

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
State Street Corporation	1,700	$111,826
Svenska Handelsbanken AB	12,000	71,700
Swedbank AB	4,000	84,400
Synchrony Financial	3,400	94,792
T. Rowe Price Group, Inc.	3,000	212,070
Westpac Banking Corporation	5,300	125,027

		4,149,118

Health Care — 8.8%
Abbott Laboratories	900	40,275
AbbVie, Inc.	1,900	125,837
Aetna, Inc.	900	103,689
Anthem, Inc.	700	91,938
Astrazeneca PLC	6,400	218,496
Becton, Dickinson and Company	950	167,200
Bristol-Myers Squibb Company	3,000	224,430
Eli Lilly & Co.	1,400	116,046
GlaxoSmithKline PLC	5,000	225,350
Johnson & Johnson	1,100	137,753
Merck & Co., Inc.	4,500	263,970
Novartis AG	2,100	174,846
Patterson Companies, Inc.	2,300	113,528
Pfizer, Inc.	5,900	217,651
Roche Holding AG	5,900	189,331
Sanofi ADR	5,500	234,465
Shire PLC	300	58,236
Zimmer Biomet Holdings, Inc.	1,000	131,140

		2,834,181

Industrials — 14.4%
Adecco Group AG	3,500	96,110
Airbus Group SE	1,700	99,977
Atlantia S.p.A.	13,500	168,750
Bouygues SA	2,800	82,796
Brambles Limited	7,400	151,108
Caterpillar, Inc.	2,400	198,624
C.H. Robinson Worldwide, Inc.	1,400	97,468
CSX Corporation	3,700	104,821
Deere & Company	1,500	116,565
Dover Corporation	1,600	114,288
Emerson Electric Co.	3,700	206,830
Experian PLC	6,400	125,440
Fly Leasing Ltd.	9,000	111,510
General Dynamics Corporation	1,300	190,957
General Electric Company	6,000	186,840
Healthcare Services Group, Inc.	3,000	116,430
HNI Corporation	3,500	182,455
Hopewell Holdings Limited	41,000	136,120
Illinois Tool Works, Inc.	1,300	150,020
International Consolidated Airlines Group SA	12,500	67,125
Lockheed Martin Corporation	800	202,184
Macquarie Infrastructure Corporation	2,000	153,300
Nielsen Holdings PLC	3,500	188,510
Norfolk Southern Corp.	1,300	116,714
Republic Services, Inc.	2,300	117,898
Royal Mail plc	8,400	114,125
Schneider Electric SE	8,900	115,611
Sydney Airport	11,000	61,820
3M Co.	800	142,688
Tyco International PLC	2,500	113,925
Union Pacific Corporation	1,300	120,965
United Parcel Service, Inc.	1,000	108,100
Vinci SA	10,600	200,658
Wolseley plc	15,000	83,700
W.W. Grainger, Inc.	450	98,483

		4,642,915

Information Technology — 6.9%
ASML Holding N.V.	1,500	164,430
Broadridge Financial Solutions, Inc.	2,200	148,896
Electrocomponents plc	27,400	106,312
Ericsson (LM) Telephone Co.	11,500	85,905
Intersil Corporation	10,000	152,800
Intel Corporation	3,400	118,524
KLA-Tencor Corporation	2,100	158,991
Linear Technology Corporation	3,200	191,968
Maxim Integrated Products, Inc.	3,000	122,340
Microchip Technology, Inc.	2,200	122,408
Microsoft Corporation	2,500	141,700
Paychex, Inc.	3,500	207,480
QUALCOMM, Inc.	1,800	112,644
Taiwan Semiconductor Manufacturing Company Ltd.	4,500	125,010
Texas Instruments, Inc.	2,200	153,450
Xilinx, Inc.	2,500	127,700

		2,240,558

Materials — 5.9%
Air Products and Chemicals, Inc.	1,000	149,420
Akzo Nobel N.V.	1,700	108,936
Dow Chemical Company	3,925	210,655
Eastman Chemical Company	1,350	88,061
Ecolab, Inc.	900	106,542
E. I. du Pont de Nemours and Company	2,500	172,925
International Paper Company	2,400	109,944
LyondellBasell Industries NV	2,000	150,520

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Monsanto Corporation	1,400	$149,478
Nucor Corporation	4,100	219,924
Olin Corporation	6,939	145,025
Sealed Air Corporation	2,100	99,078
Smurfit Kappa Group PLC	4,300	100,921
WestRock Company	2,200	94,402

		1,905,831

Real Estate Investment Trusts — 5.1%
Apollo Residential Mortgage, Inc.	7,000	94,990
City Office REIT, Inc.	10,000	135,600
Colony Capital, Inc.	8,000	142,240
Corrections Corporation of America	3,000	96,150
Crown Castle International Corp.	1,800	174,654
PennyMac Mortgage Investment Trust	6,500	105,495
Rayonier, Inc.	4,500	122,490
Redwood Trust, Inc.	7,000	99,890
Ryman Hospitality Properties, Inc.	2,600	146,224
Spirit Realty Capital, Inc.	13,000	177,710
Two Harbors Investment Corp.	14,400	126,000
Weyerhaeuser Company	4,000	130,880
Wheeler Real Estate Investment Trust, Inc.	50,000	86,000

		1,638,323

Telecommunication Services — 7.2%
A T & T, Inc.	6,500	281,385
BCE, Inc.	2,500	119,725
Bezeq Israeli Telecommunication Corporation Ltd.	40,700	80,179
Cogent Communications Holdings, Inc.	3,000	128,190
Deutsche Telekom AG	5,800	98,223
Millicom International Cellular S.A.	1,900	101,384
NTT DOCOMO, Inc. ADR	5,000	136,550
Singapore Telecommunications Limited	5,000	156,425
Swisscom AG	2,700	133,380
TDC A/S	24,000	126,240
Telefonica S.A.	11,314	110,425
Telenor ASA	6,900	115,230
Telia Company AB	10,000	91,000
Telstra Corporation Limited	7,000	153,440
TELUS Corporation	5,600	187,320
Verizon Communications, Inc.	2,200	121,902
Vodafone Group PLC	6,000	185,400

		2,326,398

Utilities — 6.2%
AES Corporation	9,000	111,150
American Electric Power Company, Inc.	1,500	103,950
CMS Energy Corporation	2,600	117,468
Dominion Resources, Inc.	1,500	117,030
DTE Energy Company	1,200	117,024
Duke Energy Corporation	1,400	119,826
Electricite de France	9,800	25,382
Enagas SA	10,700	160,928
Exelon Corporation	3,000	111,840
FirstEnergy Corp.	3,300	115,236
Iberdrola S.A.	3,900	106,759
National Grid PLC	1,500	108,675
NextEra Energy, Inc.	1,000	128,290
Pinnacle West Capital Corp.	1,400	110,418
SCANA Corp.	1,500	112,410
Snam S.p.A.	20,000	115,600
SSE PLC	4,100	82,205
United Utilities Group PLC	5,100	136,996

		2,001,187

Total Common Stocks		29,747,615

INVESTMENT COMPANIES — 7.6%
Business Development Companies — 0.8%
Monroe Capital Corporation	13,000	204,880
TriplePoint Venture Growth BDC Corp.	3,500	40,075

		244,955

Exchange Traded Funds — 6.5%
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	4,000	90,640
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF	4,000	103,440
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	5,200	101,712
Deutsche X-Trackers MSCI Europe Hedged Equity ETF	7,000	177,310
Deutsche X-Trackers MSCI Japan Hedged Equity ETF	2,500	79,550
iShares International Select Dividend ETF	7,000	207,130
iShares MSCI Canada ETF	4,500	113,580
iShares MSCI EAFE ETF	2,700	156,654
Schwab International Equity ETF	3,600	101,556
Schwab International Small-Cap Equity ETF	3,500	106,155
Vanguard FTSE Developed Markets ETF	2,800	103,124
Vanguard FTSE Europe ETF	4,550	219,720
WisdomTree Europe Hedged Equity Fund	2,000	105,900
WisdomTree International Equity Fund	4,500	209,070
WisdomTree Europe SmallCap Dividend Fund	4,200	228,018

		2,103,559

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Money Market Funds — 0.3%
Fidelity Institutional Money Market Portfolio	112,848	$112,848

Total Investment Companies		2,461,362

Total Investments — 99.9% (cost $28,543,801)		32,208,977
Other Assets in Excess of Liabilities — 0.1%		18,451

Net Assets — 100.0%		$32,227,428

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS — 89.6%
Consumer Discretionary — 18.8%
Accor SA	25,000	$208,250
Amazon, Inc.*	500	379,405
AMC Networks, Inc.*	4,800	265,728
Amer Sports Oyj	8,600	243,896
ASOS PLC*	8,000	474,240
Autoliv, Inc.	2,500	264,500
AutoZone, Inc.*	420	341,867
Christian Dior SA	1,380	249,449
Drew Industries, Inc.	3,500	320,635
Fuji Heavy Industries Ltd.	4,000	306,520
Hermes International	875	376,259
Lear Corporation	3,000	340,350
Liberty Broadband Corporation Class A*	5,300	332,893
Liberty Broadband Corporation Class C*	5,300	335,543
Liberty Global plc Series C*	7,400	229,030
Liberty Global plc LiLAC Series C*	923	32,305
Liberty Interactive Corporation*	8,000	214,480
Liberty SiriusXM Group Class A*	7,200	257,400
Liberty TripAdvisor Holdings, Inc. Class A*	10,000	236,700
Liberty Ventures Series A*	4,637	174,861
LKQ Corporation*	10,000	343,900
Lowe’s Companies, Inc.	3,600	296,208
LVMH Moet Hennessey Louis Vuitton SA	6,200	211,978
Naspers Limited	20,000	314,720
Nike, Inc. Class B	4,900	271,950
Nitori Holdings Co., Ltd.	3,500	436,730
NVR, Inc.*	200	341,000
O’Reilly Automotive, Inc.*	1,000	290,630
Panasonic Corporation	30,000	288,300
Panera Bread Co.*	1,600	350,912
Publicis Groupe SA	10,500	195,090
RELX NV	16,918	304,524
Sekisui Chemical Co., Ltd.	21,000	310,380
Starbucks Corporation	6,400	371,520
Starz — A*	8,000	241,840
Tesla Motors, Inc.*	1,000	234,790
Thor Industries, Inc.	5,000	382,700
Tractor Supply Company	4,000	366,600
TripAdvisor, Inc.*	2,900	202,913
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,350	352,634
Valeo SA	11,400	291,270
Wolters Kluwer NV	7,500	315,375
Yue Yuen Industrial (Holdings) Limited	14,500	296,090

		12,596,365

Consumer Staples — 4.0%
Compania Cervecerias Unidas S.A.	13,000	297,310
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	241,650
Henkel AG & KGaA	3,400	368,934
J. Sainsbury plc	16,000	193,760
L’Oreal SA	7,000	266,070
Nestle SA ADR	2,900	232,667
Pernod Ricard SA	11,000	250,580
Remy Cointreau SA	4,100	358,381
Shiseido Company, Limited	16,000	447,360

		2,656,712

Energy — 1.2%
Phillips 66	3,200	243,392
Transportadora de Gas del Sur S.A.	46,000	299,000
Valero Energy Corporation	5,700	297,996

		840,388

Financials — 10.7%
AIA Group Ltd.	10,000	248,400
Allied World Assurance Comapny Holdings Ltd.	6,000	245,940
Ameriprise Financial, Inc.	3,000	287,520
Aon plc	3,400	364,038
Aspen Insurance Holdings Ltd.	6,700	307,932
Atlas Financial Holdings, Inc.*	13,000	223,730
Axis Capital Holdings Ltd.	5,000	277,900
Bank of Communications Co. Ltd.	375,000	251,250
Brookfield Asset Management, Inc.	9,000	311,130
Brookfield Business Partners L.P.	180	3,838
Chubb Limited	2,500	313,150
Cresud S.A.*	27,000	460,080
Evercore Partners, Inc. Class A	5,000	253,350
Hanover Insurance Group, Inc.	4,000	329,360
Henderson Land Development Company Limited	45,375	268,166
Investment Technology Group, Inc.	17,700	295,590
Itau CorpBanca	20,000	264,000
Markel Corp.*	400	379,500
Moody’s Corp.	2,500	265,025
Noah Holdings Ltd.*	9,500	243,675
Northern Trust Corporation	4,000	270,360
Ping An Insurance (Group) Company of China Limited	23,000	215,970
Prudential plc	10,500	185,430
Sampo Oyj	10,600	219,049
Tokio Marine Holdings, Inc.	7,800	308,646
Washington Federal, Inc.	14,800	370,000

		7,163,029

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Health Care — 10.8%
Adaptimmune Therapeutics plc*	32,000	$259,840
Alere, Inc.*	14,500	543,750
Allergan plc*	1,100	278,245
BioMerieux	2,200	303,996
Bruker Corporation*	11,000	274,120
Celgene Corporation*	2,100	235,599
Centene Corporation*	5,000	352,750
Dentsply Sirona, Inc.	5,079	325,259
Essilor International SA	4,200	268,611
Express Scripts Holding Company*	3,600	273,852
Flamel Technologies S.A.*	25,000	312,750
Fresenius Medical Care AG & Co. KGaA	6,800	310,420
Genmab A/S*	2,600	471,042
ICON PLC*	4,100	318,447
Novo Nordisk A/S ADR	5,000	284,850
Prestige Brands Holdings, Inc.*	6,800	363,800
Regeneron Pharmaceuticals, Inc.*	700	297,584
Roche Holding AG	9,200	295,228
Sinopharm Group Co.	60,500	292,820
STERIS Corporation	4,500	319,275
Trinity Biotech plc*	26,000	333,580
UCB SA	2,800	218,932
Zeltiq Aesthetics, Inc.*	8,500	288,575

		7,223,325

Industrials — 15.8%
Aircastle Ltd.	14,000	311,080
Allegion PLC	5,100	369,189
Assa Abloy AB	27,300	297,843
Canadian Pacific Railway Limited	1,500	224,670
Controladora Vuela Compania de Aviacion, S.A.B. de C.V.*	14,000	253,400
Copart, Inc.*	7,000	353,080
Danaher Corporation	3,100	252,464
Fortune Brands Home & Security, Inc.	6,500	411,255
Gamesa Corporacion Tecnologica, S.A.	14,000	296,380
GEA Group AG	6,700	356,909
Herman Miller, Inc.	12,800	419,456
Hexcel Corp.	5,900	254,703
IDEX Corporation	3,300	296,307
Jardine Matheson Holdings Limited	5,500	324,445
KION Group AG	6,400	352,256
Makita Corporation	4,700	329,000
Masco Corporation	9,200	335,616
Nippon Yusen Kabushiki Kaisha	45,000	157,050
Quanex Building Products Corporation	14,000	279,860
Rockwell Collins, Inc.	3,400	287,708
Ryanair Holdings PLC	3,046	215,565
Secom Co. Ltd.	16,000	299,680
SGS SA	11,300	250,408
SMC Corporation	2,000	532,520
Teledyne Technologies, Inc.*	3,000	315,000
Toro Company	4,500	413,775
Universal Forest Products, Inc.	4,000	432,480
U.S. Ecology, Inc.	6,500	294,450
Viad Corp.	10,000	348,200
Wabash National Corporation*	24,000	347,520
Wabtec Corp.	3,600	246,600
Waste Connnections, Inc.	6,000	446,880
Woodward, Inc.	5,500	321,970

		10,627,719

Information Technology — 20.5%
Accenture plc	2,500	282,025
Adobe Systems, Inc.*	4,000	391,440
Alliance Data Systems Corporation*	1,400	324,268
Alphabet, Inc. Class A*	250	197,835
Alphabet, Inc. Class C*	250	192,198
Amadeus IT Holding SA	6,100	285,648
Amdocs Ltd.	5,000	291,800
Apple, Inc.	2,500	260,525
Automatic Data Processing, Inc.	3,500	311,325
Cadence Design Systems, Inc.*	14,300	343,915
Cardtronics plc*	6,500	285,935
CDK Global, Inc.	5,500	317,845
CDW Corporation of Delaware	8,000	343,440
CommerceHub, Inc. Class A*	463	6,528
CommerceHub, Inc. Class C*	927	12,978
Convergys Corporation	12,000	319,800
Criteo SA*	7,000	309,330
Electronic Arts, Inc.*	4,500	343,440
Ellie Mae, Inc.*	3,500	322,385
Facebook, Inc.*	3,300	409,002
Factset Research Systems, Inc.	2,000	343,920
Fidelity National Information Services, Inc.	4,000	318,120
Gartner, Inc.*	3,000	300,750
Genpact Limited*	12,000	321,240
Harris Corp.	3,600	311,832
Hexagon AB	7,450	293,605
Infinera Corporation*	22,400	196,224
Infosys Limited	14,000	230,020
Intel Corporation	8,400	292,824
Intuit, Inc.	3,000	332,970
Juniper Networks, Inc.	10,000	226,900
Littlefuse, Inc.	2,700	337,554
Murata Manufacturing Company Ltd.	9,000	276,660
Nintendo Co., Ltd.	8,000	206,240

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Oracle Corp.	6,200	$254,448
Palo Alto Networks, Inc.*	1,600	209,424
PTC, Inc.*	6,500	258,245
SAP SE	3,400	297,126
Silicon Motion Technology Corporation	7,300	377,410
Synchronoss Technologies, Inc.*	5,000	186,700
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,000	277,800
Take-Two Interactive Software, Inc.*	9,000	361,620
Tokyo Electron Limited	16,500	348,150
U-Blox AG*	1,300	329,134
Ultimate Software Group, Inc.*	1,500	313,650
Vantiv, Inc.*	6,500	356,005
WebMD Health Corp.*	6,500	396,565
Wipro Limited	19,400	219,996

		13,726,794

Materials — 4.6%
Agrium, Inc.	2,500	226,900
Air Liquide SA	10,000	212,550
Braskem S.A.	21,000	241,500
FMC Corp.	6,000	285,240
Givaudan SA	7,100	291,242
LafargeHolcim, Limited	17,850	169,040
NewMarket Corp.	600	256,764
Novozymes A/S	5,700	280,725
PPG Industries, Inc.	2,600	272,246
Steel Dynamics, Inc.	11,100	297,702
Stora Enso Oyj	28,000	252,560
Symrise AG	18,500	324,305

		3,110,774

Telecommunication Services — 2.0%
Chunghwa Teleccom Co., Ltd.	8,500	307,105
KDDI Corporation	12,000	366,000
Telecom Argentina SA	16,000	302,560
T-Mobile US, Inc.*	8,300	384,622

		1,360,287

Utilities — 1.2%
Centrais Eletricas Brasileiras S.A.	60,000	320,400
Enersis Americas SA	21,000	182,280
Ormat Technologies, Inc.	6,300	287,532

		790,212

Total Common Stocks		60,095,605

INVESTMENT COMPANIES — 10.5%
Exchange Traded Funds — 9.6%
BLDRS Europe 100 ADR Index Fund	10,000	197,400
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	11,000	249,260
First Trust Europe AlphaDEX Fund	9,000	259,560
First Trust Switzerland AlphaDEX Fund	7,000	277,060
Global X MSCI Argentina ETF	13,000	293,670
Guggenheim China All-Cap ETF	9,000	219,735
iShares Core MSCI Emerging Markets ETF	5,500	241,835
iShares Latin American 40 ETF	12,000	333,840
iShares MSCI Brazil Capped ETF	12,000	398,880
iShares MSCI EAFE Growth ETF	3,500	238,000
iShares MSCI EAFE Small Cap ETF	5,500	279,180
iShares Edge MSCI Min Vol Emerging Markets ETF	4,700	249,523
iShares MSCI India ETF	8,400	248,220
iShares MSCI Israel Capped ETF	5,100	251,226
iShares MSCI Japan Small Cap ETF	4,500	281,205
iShares MSCI Kokusai ETF	4,600	247,068
iShares MSCI Mexico Capped ETF	5,000	248,450
iShares MSCI Thailand Capped ETF	3,000	223,140
Schwab Emerging Markets Equity ETF	13,300	297,653
Vanguard FTSE All World ex-U.S. ETF	7,700	343,959
Vanguard FTSE All World ex-U.S. Small-Cap ETF	3,700	361,527
Vanguard FTSE Europe ETF	4,500	217,305
Vanguard MSCI Pacific ETF	4,000	235,840
WisdomTree International SmallCap Dividend Fund	4,500	268,470

		6,462,006

Money Market Funds — 0.9%
Fidelity Institutional Money Market Portfolio	566,554	566,554

Total Investment Companies		7,028,560

Total Investments — 100.1% (cost $49,714,491)		67,124,165
Liabilities in Excess of Other Assets — 0.1%		(63,855)

Net Assets — 100.0%		$67,060,310

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2016

(Unaudited)

	Principal/ Shares	Value
COMMON STOCKS — 21.7%
Energy — Less Than 0.05%
Total SA ADR	880	$42,328

Financials — 1.9%
BGC Partners, Inc. Class A	650,000	5,765,500
Compass Diversified Holdings	190,000	3,233,800
Ellington Financial LLC	230,000	3,960,600

		12,959,900

Materials — 0.6%
Rio Tinto plc	130,000	4,266,600

Real Estate Investment Trusts — 15.9%
A G Mortgage Investment Trust, Inc.	480,000	7,190,400
American Capital Agency Corporation	550,000	10,774,500
American Capital Mortgage Investment Corporation	360,000	5,889,600
Annaly Capital Management, Inc.	400,000	4,392,000
Apollo Commercial Real Estate Finance, Inc.	270,000	4,387,500
Apollo Residential Mortgage, Inc.	269,335	3,654,876
Ares Commercial Real Estate Corp.	50,000	635,000
Blackstone Mortgage Trust, Inc. — Class A	410,000	11,894,100
Cherry Hill Mortgage Investment Corporation	2,500	38,550
City Office REIT, Inc.	45,523	617,292
Crown Castle International Corp.	25,000	2,425,750
Invesco Mortgage Capital, Inc.	600,000	8,640,000
Ladder Capital Corp.	73,537	960,393
New Residential Investment Corp.	350,000	4,784,500
PennyMac Mortgage Investment Trust	1,112,900	18,062,367
Starwood Property Trust, Inc.	390,000	8,502,000
Two Harbors Investment Corp.	1,410,000	12,337,500
ZAIS Financial Corp.	365,000	4,993,200

		110,179,528

Telecommunication Services — 3.3%
AT&T, Inc.	204,800	8,865,792
Frontier Communications Corporation	900,000	4,680,000
Verizon Communications, Inc.	137,400	7,613,334
Vodafone Group PLC	50,000	1,545,000

		22,704,126

Total Common Stocks		150,152,482

CORPORATE BONDS & NOTES — 31.4%
Basic Materials — 2.1%
Blue Cube Spinco, Inc., 9.75%, due 10/15/2023	$1,000,000	1,147,500
Carpenter Technology Corp., 5.2%, due 7/15/2021	$1,000,000	1,022,376
Eldorado Gold Corp., 6.125%, due 12/15/2020	$1,200,000	1,209,000
FMG Resources August 2006 Pty. Ltd., 9.75%, due 3/1/2022	$1,000,000	1,125,000
IAMGOLD Corporation, 6.75%, due 10/1/2020	$2,000,000	1,880,000
INVISTA Finance LLC, 4.25%, due 10/15/19	$3,101,000	3,092,990
Kinross Gold Corporation, 5.95%, due 3/15/2024	$500,000	513,000
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$1,000,000	1,015,000
Millar Western Forest Products Ltd., 8.5%, due 4/1/2021	$1,475,000	722,750
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$150,000	128,250
Thompson Creek Metals Company, Inc., 7.375%, due 6/1/2018	$3,000,000	2,906,250

		14,762,116

Business Development Companies — 0.9%
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	50,000	1,270,500
Hercules Capital, Inc., 6.25% Senior Notes due 7/30/2024	20,000	519,600
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	117,823	2,959,714
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	44,489	1,136,249

		5,886,063

Communications — 2.2%
Avanti Communications Group PLC, 10%, due 10/1/2019	$2,500,000	1,987,500
Avaya, Inc., 9%, due 4/1/2019	$4,900,000	3,748,500
Broadview Networks Holdings, Inc., 10.5%, due 11/15/2017	$2,500,000	2,206,250
Frontier Communications Corp., 11%, due 9/15/2025	$2,500,000	2,678,125
HC2 Holdings, Inc., 11%, due 12/1/2019	$1,000,000	960,000
Numericable-SFR SA, 6%, due 5/15/2022	$1,000,000	978,750
SiTV LLC/SiTV Finance, Inc., 10.375%, due 7/1/2019	$3,000,000	2,430,000
Sprint Communications, Inc., 6%, due 12/1/2016	$500,000	505,625

		15,494,750

Consumer Cyclical — 2.6%
Air Canada, 8.75%, due 4/1/2020	$1,000,000	1,071,250
AmeriGas Finance LLC/AmeriGas Finance Corp., 7%, due 5/20/2022	$200,000	211,750

API MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Gap, Inc./The, 5.95%, due 4/12/2021	$1,000,000	$1,067,516
Gibson Brands Escrow Corp., 8.875%, due 8/1/2018	$1,000,000	570,000
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	2,389,440
Greektown Holdings LLC, 8.875%, due 3/15/2019	$2,000,000	2,105,000
Kohl’s Corporation, 4.25%, due 7/17/2025	$1,000,000	1,027,597
Latam Airlines 2015-1 Pass Through Trust B, 4.5%, due 11/15/2023	$2,495,000	2,295,400
Macy’s Retail Holdings, Inc., 7.875%, due 8/15/2036	$1,095,000	1,096,987
Minerva Overseas Ltd., 9.5%, due 2/1/2017	$495,000	503,044
Tam Capital, Inc., 7.375%, due 4/25/2017	$750,000	765,000
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/17	$5,000,000	5,018,750

		18,121,734

Consumer Non-cyclical — 1.6%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$2,100,000	2,084,250
CHS/Community Health Systems, Inc., 8%, due 11/15/2019	$1,000,000	966,250
Hertz Corporation, 7.375%, due 1/15/2021	$500,000	520,000
JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 6/1/2021	$1,701,000	1,764,788
Land O’ Lakes, Inc., 6%, due 11/15/2022	$590,000	628,350
Minerva Luxembourg SA, 8.75%, due 12/29/2049	$550,000	569,938
Smithfield Foods, Inc., 6.625%, due 8/15/2022	$250,000	265,678
Speedy Cash Intermediate Holdings Corp., 10.75%, due 5/15/2018	$2,500,000	1,593,750
Valeant Pharmaceuticals International, Inc., 6.75%, due 8/15/2018	$2,503,000	2,484,228

		10,877,232

Energy — 2.2%
Copano Energy LLC, 7.125%, due 4/1/2021	$1,500,000	1,552,988
Diamond Offshore Drilling, Inc., 5.875%, due 5/1/2019	$500,000	519,744
Hiland Partners LP/Hiland Partners Finance Corp., 5.5%, due 5/15/2022	$1,710,000	1,714,520
Northern Tier Energy LLC, 7.125%, due 11/15/2020	$1,750,000	1,780,625
NuStar Logistics LP, 4.8%, due 9/1/2020	$250,000	246,250
NuStar Logistics LP, 6.75%, due 2/1/2021	$500,000	523,750
NuStar Logistics LP, 4.75%, due 2/1/2022	$576,000	557,280
NuStar Logistics LP, 7.625% Jr. Subordinated Notes, due 1/15/2043	54,000	1,374,300
PBF Holding Company LLC, 8.25%, due 2/15/2020	$2,500,000	2,606,250
Regency Energy Partners LP/Regency Energy Finance Corp., 6.5%, due 7/15/2021	$500,000	516,725
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	21,040	519,478
Western Refining, Inc., 6.25%, due 4/1/2021	$1,913,000	1,788,655
Williams Partners LP/ACMP Finance Corp., 6.125%, due 7/15/2022	$1,013,000	1,036,721
Williams Partners LP/ACMP Finance Corp., 4.875%, due 3/15/2024	$500,000	499,584

		15,236,870

Financial — 6.1%
Alliance Data Systems Corp., 6.375%, due 4/1/2020	$1,500,000	1,539,375
American Equity Investment Life Holding Co., 6.625%, due 7/15/2021	$1,416,000	1,479,720
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	177,746	4,185,918
Enova International, Inc., 9.75%, due 6/1/2021	$3,000,000	2,535,000
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	66,990	1,712,264
Fly Leasing Limited., 6.375%, due 10/15/2021	$3,000,000	3,007,500
Goldman Sachs Capital II, Floating Rate, due 12/29/2049	$3,500,000	2,852,500
Harvest Capital Credit Corp., 7% Senior Notes, due 1/16/2020	13,175	334,909
Hertz Vehicle Financing II LP 2015-3A, 4.44%, due 9/28/2020	$400,000	399,044
Highmark, Inc., 4.75%, due 5/15/2021	$1,000,000	1,026,869
Hunt Companies, Inc., 9.625%, due 3/1/2021	$6,250,000	6,375,000
Icahn Enterprises LP, 4.875%, due 3/15/2019	$1,500,000	1,496,250

API MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
ILFC E-Capital Trust 1, Floating Rate, due 12/21/2065	$590,000	$477,163
Jefferies Finance LLC, 7.375%, due 4/1/2020	$1,000,000	940,000
JPMorgan Chase & Co., 7.9%, due 4/29/2049	$2,000,000	2,082,500
KCG Holdings, Inc., 6.875%, due 3/15/2020	$3,170,000	3,082,825
Ladder Capital Finance Holdings LLLP, 7.375%, due 10/1/2017	$500,000	508,125
Och-Ziff Finance Co. LLC, 4.5%, due 11/20/2019	$1,500,000	1,414,817
Progressive Corporation, 6.7%, due 6/15/2037	$2,000,000	1,865,000
PRA Group, Inc., 3%, due 8/1/2020	$500,000	418,438
Prudential Financial, Inc., 5.875%, due 9/15/2042	$1,000,000	1,109,500
Royal Bank of Scotland Group PLC, 8%, due 12/29/2049	$500,000	498,125
Wachovia Capital Trust III, 5.8%, due 3/29/2049	$1,000,000	1,001,250
Wells Fargo & Company, 7.98%, due 3/29/2049	$1,500,000	1,593,750

		41,935,842

Industrial — 1.4%
Artesyn Escrow, Inc., 9.75%, due 10/15/2020	$1,000,000	842,500
Harsco Corporation, 5.75%, due 5/15/2018	$2,400,000	2,391,000
Jac Holding Corporation, 11.5%, due 10/1/2019	$3,000,000	3,180,000
PaperWorks Industries, Inc., 9.5%, due 8/15/2019	$2,600,000	2,476,500
Techniplas LLC, 10%, due 5/1/2020	$750,000	585,000

		9,475,000

Real Estate Investment Trusts — 0.7%
Arbor Realty Trust, Inc., 7.375% Senior Notes, due 5/15/2021	38,500	984,445
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	41,637	1,035,096
RAIT Financial Trust, 7.625% Senior Notes, due 4/15/2024	60,000	1,404,600
Sotherly Hotels LP, 8% Senior Notes, due 9/30/2018	28,667	735,309
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	29,000	752,840

		4,912,290

Structured Notes — 10.2%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$4,100,000	3,932,720
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 5/12/2020	$3,100,000	3,001,110
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$2,100,000	2,072,910
Credit Suisse AG, 6.25% Callable Yield Notes, due 2/13/2017	$100,000	100,000
Credit Suisse AG, 10.25% Contingent Coupon Callable Yield Notes, due 8/31/2017	$100,000	99,340
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,863,200
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,365,000	4,226,193
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 2/14/2020	$2,000,000	1,971,400
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$4,000,000	3,855,600
Credit Suisse AG, 10.9% Contingent Coupon Callable Yield Notes, due 4/27/2020	$3,000,000	2,898,900
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 6/17/2020	$3,000,000	2,619,600
Credit Suisse AG, 9.25% Contingent Coupon Callable Yield Notes, due 6/19/2020	$4,500,000	3,973,500
Credit Suisse AG, Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,923,200
Credit Suisse AG, S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,908,200
Goldman Sachs Group, Inc. Callable Monthly Index-Linked
Range Accrual Notes, Variable Rate, due 4/30/2024	$3,000,000	2,667,480
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	2,130,500
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index,Variable Rate, due 8/30/2028	$3,000,000	2,400,000

API MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Morgan Stanley Contingent Income Securities, Russell 2000 Index and
Euro STOXX 50 Index,Variable Rate, due 6/28/2028	$3,000,000	$3,024,000
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$3,000,000	3,259,050
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$3,000,000	2,748,000
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 11/23/2018	$2,000,000	1,849,200
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 8/30/2019	$2,000,000	1,879,600
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 9/10/2019	$2,000,000	1,887,400
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$3,000,000	2,667,900
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 7/9/2020	$3,200,000	2,899,520
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 10/30/2020	$3,100,000	2,818,830

		70,677,353

Technology — 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, due 6/15/2021	$2,000,000	2,091,796
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	$800,000	848,495
Micron Technology, Inc., 5.25%, due 8/1/2023	$3,000,000	2,700,000
Micron Technology, Inc., 7.5%, due 9/15/2023	$2,900,000	3,178,226
Western Digital Corporation, 7.375%, due 4/1/2023	$500,000	545,625

		9,364,142

Total Corporate Bonds & Notes		216,743,392

INVESTMENT COMPANIES — 44.2%
Business Development Companies — 14.5%
Ares Capital Corporation	820,000	12,414,800
Capitala Finance Corp.	63,000	931,140
Fidus Investment Corp.	375,000	5,940,000
FS Investment Corporation	700,000	6,650,000
Garrison Capital, Inc.	10,000	104,400
Goldman Sachs BDC, Inc.	400,000	8,032,000
Golub Capital BDC, Inc.	390,000	7,425,600
Hercules Capital, Inc.	670,000	8,884,200
Main Street Capital Corporation	200,000	6,690,000
New Mountain Finance Corporation	515,000	6,880,400
PennantPark Floating Rate Capital Ltd.	45,000	573,300
Solar Capital Ltd.	630,000	12,757,500
Stellus Capital Investment Corp.	95,000	1,045,950
TCP Capital Corp.	440,000	6,996,000
THL Credit, Inc.	510,000	5,972,100
TPG Specialty Lending, Inc.	470,000	8,248,500
TriplePoint Venture Growth BDC Corp.	30,000	343,500

		99,889,390

Closed End Funds — Equity — 0.2%
Tri-Continental Corporation	70,239	1,503,115

Closed End Funds — Fixed Income — 16.4%
AllianceBernstein Global High Income Fund, Inc.	60,000	751,800
Apollo Senior Floating Rate Fund, Inc.	160,000	2,628,800
Apollo Tactical Income Fund, Inc.	60,000	891,000
Ares Dynamic Credit Allocation Fund	124,150	1,791,485
Avenue Income Credit Strategies Fund	90,000	1,116,900
BlackRock Corporate High Yield Fund, Inc.	435,000	4,680,600
BlackRock Credit Allocation Income Trust	90,000	1,194,300
BlackRock Debt Strategies Fund, Inc.	1,000,000	3,640,000
BlackRock Floating Rate Income Strategies Fund, Inc.	185,000	2,504,900
BlackRock Global Floating Rate Income Trust Fund	202,509	2,658,943
BlackRock Limited Duration Income Trust	311,104	4,862,556
BlackRock Multi-Sector Income Trust	240,000	4,094,400
Diversified Real Asset Income Fund	80,000	1,372,800
DWS High Income Trust	88,000	797,280
DWS Multi-Market Income Trust	285,000	2,448,150
Eaton Vance Floating-Rate Income Plus Fund	57,180	877,141
Eaton Vance Floating-Rate Income Trust	280,000	3,892,000
Eaton Vance Limited Duration Income Fund	290,000	4,010,700
Eaton Vance Senior Income Trust	390,000	2,437,500
First Trust Senior Floating Rate Income Fund II	87,900	1,176,981
Invesco Dynamic Credit Opportunities Fund	420,000	4,842,600
Invesco High Income Trust II	20,000	282,200

API MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Invesco Municipal Trust	$200,000	$2,820,000
Invesco Quality Municipal Income Trust	100,000	1,391,000
Invesco Senior Income Trust	400,000	1,748,000
Ivy High Income Opportunity Fund	160,000	2,292,800
KKR Income Opportunities Fund	33,900	539,349
Neuberger Berman High Yield Strategies Fund, Inc.	207,000	2,372,220
New America High Income Fund, Inc.	355,000	3,127,550
Nuveen Credit Strategies Income Fund	520,000	4,383,600
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	100,000	1,636,000
Nuveen Enhanced Municipal Credit Opportunities Fund	350,000	5,624,500
Nuveen Flexible Investment Fund	11,600	194,648
Nuveen Floating Rate Income Fund	265,000	2,830,200
Nuveen Floating Rate Income Opportunity Fund	270,000	2,894,400
Nuveen Global High Income Fund	150,000	2,305,500
Nuveen Senior Income Fund	435,000	2,718,750
Nuveen Short Duration Credit Opportunities Fund	87,091	1,407,391
Pioneer Diversified High Income Trust	75,000	1,200,000
Pioneer Floating Rate Trust	222,451	2,564,860
Prudential Global Short Duration High Yield Fund, Inc.	290,485	4,467,659
Prudential Short Duration High Yield Fund, Inc.	320,000	5,132,800
Wells Fargo Advantage Income Opportunities Fund	181,614	1,527,374
Western Asset Corporate Loan Fund, Inc.	72,900	770,553
Western Asset Global Corporate Defined Opportunity Fund, Inc.	75,122	1,328,908
Western Asset Global Partners Income Fund, Inc.	85,000	761,600
Western Asset High Income Fund II, Inc.	14,600	104,828
Western Asset High Income Opportunity Fund, Inc.	210,000	1,062,600
Western Asset High Yield Defined Opportunity Fund, Inc.	220,000	3,322,000

		113,482,126

Exchange Traded Funds — 7.4%
AdvisorShares Newfleet Multi-Sector Income ETF	10,000	488,600
iShares iBoxx $ High Yield Corporate Bond ETF	75,000	6,405,750
iShares U.S. Preferred Stock ETF	220,000	8,859,400
PIMCO Total Return Active ETF	60,000	6,474,600
PowerShares Financial Preferred Portfolio	300,000	5,814,000
PowerShares Preferred Portfolio	510,000	7,838,700
SPDR Barclays High Yield Bond ETF	180,000	6,490,800
SPDR DoubleLine Total Return Tactical ETF	180,000	9,037,800

		51,409,650

Money Market Funds — 2.6%
Fidelity Institutional Money Market Portfolio	17,801,966	17,801,966

Open End Funds — Equity — 3.1%
Yorktown Mid Cap Fund	1,000,000	10,360,000
Yorktown Small Cap Fund	1,002,004	10,791,583

		21,151,583

Total Investment Companies		305,237,830

PREFERRED STOCKS — 2.4%
Financial — 0.8%
Ares Management L.P., 7% Preferred Series A	20,000	521,800
Capital One Financial Corp., 5.2% Preferred Series G	20,000	500,800
CYS Investments, Inc., 7.75% Preferred Series A	40,000	974,800
KKR & Co. LP, 6.5% Preferred Series B	40,000	1,046,400
Maiden Holdings North America Ltd., 6.625% Preferred	15,000	389,250
Ladenburg Thalmann Financial Services, Inc., 8% Preferred Series A	10,700	263,220
OM Asset Management Plc, 5.125% Preferred	4,000	99,760
Oxford Lane Capital Corp., 7.5% Preferred	54,248	1,377,899
W.R. Berkley Corporation, 5.75% Preferred	20,000	517,200

		5,691,129

Real Estate Investment Trusts — 1.4%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	37,980	970,009
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	746,400
American Homes 4 Rent, 6.35% Preferred Series E	30,000	764,700
Arbor Realty Trust, Inc., 8.25% Preferred Series A	26,845	688,037
Bluerock Residential Growth REIT, Inc., 8.25% Preferred Series A	15,651	416,473
Bluerock Residential Growth REIT, Inc., 7.625% Preferred Series C	40,000	1,046,000
Government Properties Income Trust, 5.875% Preferred	30,000	766,500

API MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Hersha Hospitality Trust, 6.5% Preferred Series D	$4,000	$101,160
Invesco Mortgage Capital, Inc., 7.75% Preferred Series B	10,000	254,700
New York Mortgage Trust, Inc., 7.75% Preferred Series B	30,000	712,800
NorthStar Realty Finance Corp., 8.875% Preferred Series C	30,000	772,200
NorthStar Realty Finance Corp., 8.75% Preferred Series E	50,000	1,271,000
Public Storage, 4.95% Preferred Series D	30,000	753,000
Resource Capital Corporation, 8.25% Preferred	30,000	687,300

		9,950,279

Utilities — 0.2%
Dominion Resources, Inc., 5.25% Preferred Series A	40,000	1,023,600

Total Preferred Stocks		16,665,008

Total Investments — 99.7% (cost $695,574,700)		688,798,712
Other Assets in Excess of Liabilities — 0.3%		2,265,267

Net Assets — 100.0%		$691,063,979

The accompanying notes are an integral part of these financial statements.

API SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2016

(Unaudited)

	Principal/ Shares	Value
CORPORATE BONDS & NOTES — 82.6%
Basic Materials — 3.7%
Alcoa, Inc., 6.5%, due 6/15/2018	$150,000	$162,563
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	210,000
BHP Billiton Finance Ltd., 6.25%, due 10/19/2075	$200,000	217,000
Carpenter Technology Corp., 5.2%, due 7/15/2021	$200,000	204,475
INVISTA Finance LLC, 4.25%, due 10/15/19	$600,000	598,450
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$100,000	101,500
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$40,000	34,200

		1,528,188

Business Development Companies — 4.0%
Hercules Capital, Inc., 6.25% Senior Notes due 7/30/2024	4,600	119,508
JMP Group, Inc., 8% Senior Notes due 1/15/2023	12,700	322,199
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	6,600	172,115
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	7,000	175,840
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	6,800	172,243
Stellus Capital Investment Corp., 6.5% Senior Notes, due 4/30/2019	2,000	50,420
THL Credit, Inc., 6.75% Senior Notes, due 11/15/2021	2,000	51,080
Triangle Capital Corp., 6.375% Senior Notes, due 3/15/2022	4,000	103,440
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	5,000	128,750
TriplePoint Venture Growth BDC Corp., 6.75% Senior Notes, due 7/15/2020	5,000	128,950
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	10,000	255,400

		1,679,945

Communications — 1.9%
Avaya, Inc., 9%, due 4/1/2019	$200,000	153,000
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	106,750
Crown Castle Towers LLC, 4.883%, due 8/15/2020	$200,000	218,515
Discovery Communications LLC, 4.375%, due 6/15/2021	$200,000	215,880
Sprint Capital Corporation, 6.9%, due 5/1/2019	$100,000	99,375

		793,520

Consumer Cyclical — 11.3%
Air Canada, 6.75%, due 10/1/2019	$100,000	103,750
American Airlines, 5.625%, due 1/15/2021	$191,000	198,879
AmeriGas Finance LLC/AmeriGas Finance Corp., 7%, due 5/20/2022	$300,000	317,625
British Airways 2013-1 Class A Pass Through Trust, 4.625%, due 6/20/2024	$260,250	278,468
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$100,000	113,000
Dillard’s, Inc., 7.13%, due 8/1/2018	$300,000	328,500
Gap, Inc./The, 5.95%, due 4/12/2021	$500,000	533,758
General Motors Financial Co., Inc., 3.7%, due 11/24/2020	$100,000	103,720
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.95%, due 1/15/2022	$155,110	149,099
International Game Technology, 7.5%, due 6/15/2019	$100,000	112,800
Latam Airlines 2015-1 Pass Through Trust B, 4.5%, due 11/15/2023	$292,000	268,640
Macy’s Retail Holdings, Inc., 7.875%, due 8/15/2036	$450,000	450,817
Minerva Overseas Ltd., 9.5%, due 2/1/2017	$100,000	101,625
Northwest Airlines 2007-1 Class A Pass Through Trust, 7.027%, due 11/1/2019	$71,200	81,435
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/2017	$400,000	401,500
Volkswagen Group of America Finance LLC, 1.65%, due 5/22/2018	$250,000	249,938
Volkswagen International Finance NV, 1.6%, due 11/20/2017	$400,000	399,979
Wendy’s Funding LLC 2015-1A, 3.371%, due 6/15/2045	$496,250	499,115

		4,692,648

Consumer Non-cyclical — 7.4%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$300,000	297,750
Bunge Limited Finance Corp., 3.2%, due 6/15/2017	$200,000	203,035
CHS/Community Health Systems, Inc., 5.125%, due 8/1/2021	$200,000	200,000
Coca-Cola Enterprises, Inc., 3.5%, due 9/15/2020	$200,000	213,171
Experian Finance PLC, 2.375%, due 6/15/2017	$200,000	201,269
Graham Holdings Corp., 7.25%, due 2/1/2019	$100,000	108,950
HCA Inc., 6.5%, due 2/15/2020	$100,000	110,375
Land O’ Lakes, Inc., 6%, due 11/15/2022	$300,000	319,500

API SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Lender Processing Services, Inc., 5.75%, due 4/15/2023	$500,000	$528,750
Medco Health Solutions, Inc., 4.125%, due 9/15/2020	$100,000	108,352
S&P Global, Inc., 5.9%, due 11/15/2017	$250,000	263,633
Smithfield Foods, Inc., 6.625%, due 8/15/2022	$350,000	371,949
Sysco Corporation, 2.6%, due 10/1/2020	$100,000	103,688
Total System Services, Inc., 2.375%, due 6/1/2018	$20,000	20,140

		3,050,562

Energy — 9.3%
ConocoPhillips Company, Floating Rate, due 5/15/2022	$300,000	387,398
Copano Energy LLC, 7.125%, due 4/1/2021	$290,000	300,244
Devon Energy Corporation, Variable Rate, due 12/15/2016	$200,000	198,983
Diamond Offshore Drilling, Inc., 5.875%, due 5/1/2019	$100,000	103,949
Hiland Partners LP/Hiland Partners Finance Corp., 5.5%, due 5/15/2022	$400,000	401,057
Marathon Oil Corporation, 6%, due 10/1/2017	$400,000	415,221
Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, due 11/15/2020	$300,000	305,250
NuStar Logistics LP, 4.8%, due 9/1/2020	$250,000	246,250
PBF Holding Company LLC, 8.25%, due 2/15/2020	$334,000	348,195
Regency Energy Partners LP, 6.5%, due 7/15/2021	$100,000	103,345
Rowan Companies, Inc., 5%, due 9/1/2017	$200,000	202,316
TransCanada Pipelines Ltd., 6.35%, due 5/15/2067	$200,000	150,626
Transocean, Inc., 6.5%, due 11/15/2020	$100,000	90,000
Western Gas Partners LP, 2.6%, due 8/15/2018	$200,000	199,556
Williams Partners LP/ACMP Finance Corp., 6.125%, due 7/15/2022	$100,000	102,342
Williams Partners LP/ACMP Finance Corp., 4.875%, due 3/15/2024	$200,000	199,833
Williams Partners LP/Wlliams Partners Finance Corp., 7.25%, due 2/1/2017	$100,000	102,456

		3,857,021

Financial — 30.8%
Air Lease Corporation, 5.625%, due 4/1/2017	$200,000	205,085
Air Lease Corporation, 3.375%, due 6/1/2021	$200,000	208,804
Alliance Data Systems Corp., 6.375%, due 4/1/2020	$500,000	513,125
Allstate Corporation, 6.125%, due 5/15/2037	$100,000	92,750
Ally Financial, Inc., 2.75%, due 1/30/2017	$100,000	100,623
Ally Financial, Inc., 4.25%, due 4/15/2021	$200,000	204,750
American Equity Investment Life Holding Co., 6.625%, due 7/15/2021	$500,000	522,500
Astoria Financial Corporation, 5%, due 6/19/2017	$200,000	204,452
Athene Global Funding, 2.875%, due 10/23/2018	$605,000	600,418
Bank of America Corporation, Floating Rate, due 9/15/2026	$100,000	86,062
BOKF NA, Variable Rate, due 5/15/2017	$96,000	95,993
Citigroup, Inc., Floating Rate, due 8/25/2036	$100,000	67,671
Doric Nimrod Air Finance Alpha Ltd., 5.125%, due 11/30/2022	$347,000	361,093
Emerald Aviation Finance Ltd., 4.65%, due 10/15/2038	$233,000	233,338
Fairfax Financial Holdings Ltd, 5.8%, due 5/15/2021	$300,000	325,550
Fly Leasing Limited, 6.75%, due 12/15/2020	$100,000	102,375
Fly Leasing Limited., 6.375%, due 10/15/2021	$300,000	300,750
GFI Group, Inc., 8.375%, due 7/19/2018	$350,000	378,438
Goldman Sachs Capital II, Floating Rate, due 12/29/2049	$700,000	570,500
Goldman Sachs Group, Inc., 2%, due 4/29/2021	$100,000	98,969
Hartford Financial Services Group, Inc., 8.125%, due 6/15/2038	$100,000	109,750
Hertz Vehicle Financing II LP 2015-3A, 4.44%, due 9/28/2020	$100,000	99,761
Highmark, Inc., 4.75%, due 5/15/2021	$600,000	616,121
Icahn Enterprises LP, 3.5%, due 3/15/2017	$400,000	400,000
Icahn Enterprises LP, 4.875%, due 3/15/2019	$300,000	299,250
Jackson National Life Global Funding, 4.7%, due 6/1/2018	$100,000	105,680
Jefferies Group LLC, 5.125%, due 4/13/2018	$100,000	104,484
Jefferies Group LLC, 4.25%, due 7/21/2031	$100,000	99,066
JPMorgan Chase & Co., Floating Rate, due 3/21/2023	$100,000	95,337
JPMorgan Chase & Co., 7.9%, due 4/29/2049	$300,000	312,375
KCG Holdings, Inc., 6.875%, due 3/15/2020	$300,000	291,750
Kemper Corp., 6%, due 5/15/2017	$200,000	206,795
Lincoln National Corporation, Floating Rate, due 5/17/2066	$350,000	253,313
Longtrain Leasing III LLC 2015-1A, 2.98%, due 1/15/2025	$169,060	164,869
Nationwide Mutual Insurance Co., Floating Rate, due 12/15/2024	$400,000	397,000
Neuberger Berman Group LLC, 5.875%, due 3/15/2022	$500,000	518,750

API SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Och-Ziff Finance Co. LLC, 4.5%, due 11/20/2019	$300,000	$282,963
Progressive Corporation, 6.7%, due 6/15/2037	$400,000	373,000
Prudential Financial, Inc., 5.875%, due 9/15/2042	$500,000	554,750
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$300,000	325,950
Sirius International Group Ltd., 6.375%, due 3/20/2017	$450,000	459,995
StanCorp Financial Group, Inc., 6.9%, due 6/1/2067	$300,000	234,750
Standard Chartered PLC, 4%, due 7/12/2022	$200,000	202,500
Wachovia Capital Trust III, 5.8%, due 3/29/2049	$300,000	300,375
Wells Fargo & Company, 2.1%, due 7/26/2021	$200,000	201,062
Wells Fargo & Company, 7.98%, due 3/29/2049	$200,000	212,500
XLIT Ltd., 6.5%, due 10/29/2049	$400,000	277,000

		12,772,392

Industrial — 3.3%
Acuity Brands Lighting, Inc., 6%, due 12/15/2019	$180,000	201,386
Aviation Capital Group Corp., 2.875%, due 9/17/2018	$200,000	203,250
Embraer Overseas Limited, 6.375, due 1/24/2017	$170,000	173,613
General Electric Company, 5%, due 12/29/2049	$246,000	265,373
Kennametal, Inc., 2.65%, due 11/1/2019	$200,000	201,121
L-3 Communications Corp., 5.2%, due 10/15/2019	$200,000	220,583
Stanley Black & Decker, Inc., 5.75%, due 12/15/2053	$100,000	106,780

		1,372,106

Real Estate Investment Trusts — 0.3%
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	5,000	129,800

Technology — 9.3%
Activision Blizzard, Inc., 5.625%, due 9/15/2021	$100,000	104,701
Activision Blizzard, Inc., 6.125%, due 9/15/2023	$200,000	219,250
Apple, Inc., 2.85%, due 5/6/2021	$100,000	105,799
Broadcom Corporation, 2.7%, due 11/1/2018	$300,000	298,481
Denali Borrower LLC/Denali Finance Corp., 5.625%, due 10/15/2020	$350,000	367,955
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, due 6/1/2019	$200,000	205,863
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	$200,000	212,124
Dun & Bradstreet Corp., 3.25%, due 12/1/2017	$250,000	251,289
EMC Corporation, 1.875%, due 6/1/2018	$300,000	297,505
Hewlett Packard Enterprise Co., 2.85%, due 10/5/2018	$200,000	204,810
Hewlett Packard Enterprise Co., 3.6%, due 10/15/2020	$200,000	211,141
KLA-Tencor Corporation, 2.375%, due 11/1/2017	$100,000	100,724
KLA-Tencor Corporation, 4.125%, due 11/1/2021	$100,000	107,955
Leidos Holdings, Inc., 4.45%, due 12/1/2020	$300,000	306,375
Micron Technology, Inc., 7.5%, due 9/15/2023	$300,000	328,782
QUALCOMM, Inc., 3%, due 5/20/2022	$200,000	211,042
Seagate HDD Cayman, 3.75%, due 11/15/2018	$300,000	305,805

		3,839,601

Utilities — 1.3%
Cleveland Electric Illuminating Company, 7.88%, due 11/1/2017	$200,000	214,933
Dominion Resources, Inc., 7.5%, due 6/30/2066	$100,000	87,000
DPL Inc., 7.25%, due 10/15/2021	$100,000	97,500
NextEra Energy Capital Holdings, Inc., 6.35%, due 10/1/2066	$200,000	159,600

		559,033

Total Corporate Bonds & Notes		34,274,816

INVESTMENT COMPANIES — 14.4%
Exchange Traded Funds — 11.5%
AdvisorShares Newfleet Multi-Sector Income ETF	37,000	1,807,820
iShares 0-5 Year Investment Grade Corporate Bond ETF	4,000	204,120
iShares Core 1-5 Year USD Bond ETF	4,000	203,320
PIMCO Total Return Active ETF	3,550	383,081
SPDR Barclays Short Term Corporate Bond ETF	12,200	376,248
SPDR DoubleLine Total Return Tactical ETF	7,000	351,470
Vanguard Short-Term Corporate Bond ETF	18,000	1,456,740

		4,782,799

API SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Money Market Funds — 2.9%
Fidelity Institutional Money Market Portfolio	1,180,998	$1,180,998

Total Investment Companies		5,963,797

PREFERRED STOCKS — 0.3%
Financial — 0.1%
State Street Corp., 5.35% Preferred Series G	1,000	27,670

Real Estate Investment Trusts — 0.2%
Bluerock Residential Growth REIT, Inc., 8.25% Preferred Series A	3,000	79,830

Total Preferred Stocks		107,500

U. S. TREASURY NOTES & BONDS — 2.4%
U.S. Treasury Note, 1%, due 3/15/18	$500,000	502,783
U.S. Treasury Note, 1.25%, due 10/31/18	$500,000	506,172

Total U.S. Treasury Notes & Bonds		1,008,955

Total Investments — 99.7% (cost $41,080,435)		41,355,068
Other Assets in Excess of Liabilities — 0.3%		152,818

Net Assets — 100.0%		$41,507,886

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS — 90.4%
Consumer Discretionary — 16.6%
Adidas AG	2,000	$163,890
Advance Auto Parts, Inc.	700	118,902
Bayerische Motoren Werke Aktiengesellschaft (BMW)	4,000	114,760
Bed Bath & Beyond, Inc.*	2,200	98,890
Carnival Corporation	2,500	116,800
CBS Corporation Class B	2,400	125,328
Daimler AG	1,400	95,102
Delphi Automotive PLC	1,200	81,384
D.R. Horton, Inc.	4,000	131,520
Fiat Chrysler Automobiles NV*	9,000	57,690
Grupo Televisa S.A.B.	4,400	116,908
Harman International Inustries, Inc.	1,000	82,640
Hilton Worldwide Holdings, Inc.*	5,400	125,226
Home Depot, Inc.	1,100	152,064
Honda Motor Co., Ltd.	4,800	130,176
ITV plc	3,300	85,899
Las Vegas Sands Corp.	2,600	131,690
Magna International, Inc.	2,000	77,140
Nissan Motor Co., Ltd.	6,500	125,840
Nordstrom, Inc.	2,000	88,460
Ralph Lauren Corporation	900	88,281
Scripps Networks Interactive, Inc.	1,700	112,302
Starwood Hotels & Resorts Worldwide, Inc.	1,500	117,090
Time Warner, Inc.	1,400	107,310
TJX Companies, Inc.	1,400	114,408
Twenty-First Century Fox, Inc. — Class A	5,400	143,856
2U, Inc.*	5,600	195,888
Vivendi SA	6,700	131,454
Walt Disney Company	1,300	124,735

		3,355,633

Consumer Staples — 5.3%
Ambev SA	15,500	89,590
Bunge Ltd.	1,600	105,344
Carrefour SA	3,000	75,240
Coca-Cola Enterprises, Inc.	3,000	111,990
CVS Health Corporation	1,200	111,264
Marine Harvest ASA*	6,500	110,760
Orkla ASA	12,500	115,875
PepsiCo, Inc.	1,200	130,704
Unilever PLC	2,500	117,025
Wal-Mart Stores, Inc.	1,400	102,158

		1,069,950

Energy — 5.0%
Anadarko Petroleum Corporation	1,550	84,522
Baker Hughes, Inc.	2,100	100,443
ConocoPhillips	2,000	81,640
Halliburton Company	2,100	91,686
Helmerich & Payne, Inc.	1,000	61,970
Koninklijke Vopak NV	900	46,251
Noble Energy, Inc.	2,200	78,584
Occidental Petroleum Corporation	1,200	89,676
Phillips 66	1,600	121,696
Schlumberger Ltd.	1,500	120,780
Spectra Energy Corp.	3,500	125,895

		1,003,143

Financials — 19.3%
AEGON N.V.	20,426	83,542
AIA Group Ltd.	4,600	114,264
Allstate Corporation	1,450	99,079
American International Group, Inc.	2,100	114,324
Ameriprise Financial, Inc.	1,100	105,424
AXA SA	4,500	91,350
Bank of America Corporation	6,000	86,940
Bank of New York Mellon Corporation	2,800	110,320
Barclays PLC	9,500	78,280
BNP Paribas S.A.	5,450	135,051
CK Hutchison Holdings Limited	7,900	91,798
Credit Suisse Group AG	6,453	74,597
Discover Financial Services	2,000	113,680
Eaton Vance Corp.	3,000	113,430
Franklin Resources, Inc.	2,400	86,856
Goldman Sachs Group, Inc.	750	119,108
Hang Lung Properties Limited	33,000	71,610
Hartford Financial Services Group, Inc.	2,500	99,625
ICICI Bank Limited	16,000	121,280
ING Groep N.V.*	13,000	145,730
Intercontinental Exchange, Inc.	450	118,890
Intesa Sanpaolo S.p.A.	8,400	113,400
Invesco Ltd.	3,800	110,884
KeyCorp	7,500	87,750
Lincoln National Corporation	2,000	87,340
Lloyds Banking Group plc	20,000	57,200
MetLife, Inc.	3,300	141,042
Mitsubishi UFJ Financial Group, Inc.	22,000	112,200
Nasdaq, Inc.	2,200	155,672
PNC Financial Services Group, Inc.	1,200	99,180
Principal Financial Group, Inc.	2,500	116,575
Prudential Financial, Inc.	1,800	135,522
Sumitomo Mitsui Financial Group, Inc.	16,000	101,760
SunTrust Banks, Inc.	2,800	118,412
UBS AG	5,000	68,900

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Wells Fargo & Company	2,800	$134,316
Zions Bancorporation	3,600	100,368

		3,915,699

Health Care — 11.9%
Abbott Laboratories	2,300	102,925
AbbVie, Inc.	1,700	112,591
Alere, Inc.*	3,500	131,250
Allergan plc*	532	134,569
AmerisourceBergen Corporation	1,000	85,190
Amgen, Inc.	800	137,624
Bayer AG	760	81,841
Endo International PLC*	1,800	31,248
Fresenius Medical Care AG & Co.	2,350	107,278
Gilead Sciences, Inc.	1,100	87,417
Jazz Pharmaceuticals Plc*	1,000	150,970
Johnson & Johnson	1,300	162,799
McKesson Corporation	450	87,552
Medtronic, PLC	1,300	113,919
Novartis AG	1,700	141,542
Shire PLC	985	191,208
Stryker Corporation	1,100	127,908
Teva Pharmaceutical Industries Ltd.	2,500	133,750
Thermo Fisher Scientific, Inc.	800	127,072
UnitedHealth Group, Inc.	1,100	157,520

		2,406,173

Industrials — 9.5%
ABB Limited*	5,100	108,375
Babcock International Group plc	8,400	105,000
Boeing Company	1,000	133,660
easyJet plc	4,000	55,080
FedEx Corporation	1,100	178,090
Ferrovial S.A.	2,205	45,092
Flowserve Corporation	1,300	62,205
J.B. Hunt Transport Services, Inc.	1,400	116,382
Koninklijke Philips Electronics N.V.	4,950	131,472
L-3 Communications Holdings, Inc.	800	121,304
NIDEC CORPORATION	3,650	82,819
Old Dominion Freight Line, Inc.*	2,000	139,320
Owens Corning, Inc.*	2,400	126,984
Ryder System, Inc.	1,700	112,030
Siemens AG	1,100	119,396
Smiths Group plc	8,800	149,160
United Technologies Corporation	1,200	129,180

		1,915,549

Information Technology — 14.8%
Activision Blizzard, Inc.	3,500	140,560
Analog Devices, Inc.	1,800	114,894
Applied Materials, Inc.	6,000	157,740
Broadcom Limited	1,000	161,980
CA, Inc.	4,000	138,600
Cisco Systems, Inc.	5,500	167,915
Cognizant Technology Solutions Corporation*	1,700	97,733
Corning, Inc.	6,000	133,320
EMC Corporation	4,000	113,120
FLIR Systems, Inc.	3,400	110,772
Infineon Technologies AG	8,000	133,200
International Business Machines, Inc.	500	80,310
Lam Research Corporation*	2,000	179,540
MasterCard, Inc.	1,400	133,336
NetEase, Inc.	700	142,989
NICE Ltd.	2,650	181,923
NVIDIA Corporation	4,000	228,400
SAP SE	2,300	200,997
Total System Services, Inc.	2,200	112,024
United Internet AG	3,500	154,665
Visa, Inc.	1,600	124,880

		3,008,898

Materials — 5.6%
Alcoa, Inc.	9,500	100,890
BASF SE	1,600	125,472
Celanese Corporation	1,700	107,814
International Paper Company	3,400	155,754
Koninklijke DSM NV	2,600	166,374
Linde AG	7,900	113,286
Syngenta AG ADS	2,450	192,619
Vulcan Materials Company	1,350	167,373

		1,129,582

Telecommunication Services — 1.8%
Nippon Telegraph & Telephone Corporation	2,400	113,832
SoftBank Corp.	2,600	142,792
Turkcell Iletisim Hizmetleri AS	12,000	103,560

		360,184

Utilities — 0.6%
WEC Energy Group, Inc.	1,900	123,329

Total Common Stocks		18,288,140

INVESTMENT COMPANIES — 9.7%
Exchange Traded Funds — 8.0%
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF	4,500	116,370
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	6,500	127,140
Deutsche X-Trackers MSCI Japan Hedged Equity ETF	3,000	95,460
iShares MSCI EAFE Value ETF	2,700	120,717

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Schwab International Equity ETF	5,400	$152,331
Schwab International Small-Cap Equity ETF	4,650	141,035
Vanguard FTSE All World ex-U.S. ETF	3,500	156,345
Vanguard FTSE Developed Markets ETF	4,200	154,686
Vanguard FTSE Europe ETF	3,000	144,870
WisdomTree Europe Hedged Equity Fund	2,500	132,375
WisdomTree Europe SmallCap Dividend Fund	2,600	141,154
WisdomTree International Equity Fund	3,000	139,380

		1,621,863

Money Market Funds — 1.7%
Fidelity Institutional Money Market Portfolio	338,112	338,112

Total Investment Companies		1,959,975

Total Investments — 100.1% (cost $16,996,271)		20,248,115
Liabilities in Excess of Other Assets — 0.1%		(12,183)

Net Assets — 100.0%		$20,235,932

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

July 31, 2016

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.2%
Growth Funds — 35.5%
API Growth Fund*(1)	789,033	$11,764,480

Income Funds — 30.8%
API Capital Income Fund(1)	234,509	10,219,898

Mid Cap Funds — 2.3%
Yorktown Mid Cap Fund(1)	73,386	760,274

Money Market Funds — 1.1%
Fidelity Institutional Money Market Portfolio	360,175	360,175

Small Cap Funds — 3.1%
Yorktown Small Cap Fund(1)	94,793	1,020,921

Value Funds — 27.4%
API Efficient Frontier Value Fund*(1)	511,015	9,101,183

Total Investments — 100.2% (cost $18,161,702)		33,226,931
Liabilities in Excess of Other Assets — 0.2%		(50,916)

Net Assets — 100.0%		$33,176,015

*	Non-income producing security.

(1)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2016

(Unaudited)

	Capital Income Fund	Growth Fund	Multi-Asset Income Fund	Short Term Bond Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers at value (indentified cost of $28,543,801, $49,714,491, $695,574,700, $41,080,435, $16,996,271, and $360,175 respectively)	$32,208,977	$67,124,165	$688,798,712	$41,355,068	$20,248,115	$360,175
Investments in affiliated issuers at value (indentified cost of $17,801,527)						32,866,756
Dividends and interest receivable	54,655	41,608	3,657,368	423,931	10,561
Receivable for shareholder purchases	418	518	727,605	468,183	1,384	1,108
Other assets	16,886	13,731	36,780	24,109	15,738	2,949

Total assets	32,280,936	67,180,022	693,220,465	42,271,291	20,275,798	33,230,988

Liabilities
Payable for shareholder redemptions	6,916	6,739	550,342	1,175	193
Accrued distribution fees	9,983	24,317	368,983	18,851	5,689	23,295
Accrued advisory fees	16,322	56,329	230,642	22,860	16,011	8,330
Accrued accounting service fees	3,534	3,826	8,269	3,589	3,440	3,455
Payable for securities purchased			756,320	706,595
Other accrued expenses	16,753	28,501	241,930	10,335	14,533	19,893

Total liabilities	53,508	119,712	2,156,486	763,405	39,866	54,973

Net assets	$32,227,428	$67,060,310	$691,063,979	$41,507,886	$20,235,932	$33,176,015

Shares of beneficial interest (unlimited number of no par value shares authorized (Note 7)
Class A: Shares outstanding	131,386	1,898,270	15,416,578	1,462,304	676,532	192,635

Net asset value per share	$42.71	$14.91	$10.02	$3.88	$17.81	$36.46

Maximum offering price per share (Note 2)	$45.32	$15.82	$10.63	$3.97	$18.90	$38.68

Class L: Shares outstanding	214,488	2,224,171	38,057,216	6,540,201	471,063	689,152

Net asset value per share	$41.45	$13.00	$9.53	$3.58	$15.92	$35.13

Class C: Shares outstanding			75,509

Net asset value per share			$9.39

Institutional Class: Shares outstanding	406,722	630,371	15,596,876	3,021,752	37,488	51,101

Net asset value per share	$43.58	$15.63	$10.43	$4.12	$18.32	$37.97

Net assets consist of
Paid-in capital	$27,172,488	$48,316,063	$834,898,962	$46,286,862	$15,602,357	$15,623,988
Undistributed net investment income (loss)	534,057	(77,110)	907,200	199,160	177,494	(165,597)
Accumulated net realized gain (loss) from security transactions	855,707	1,411,683	(137,966,195)	(5,252,769)	1,204,237	2,652,395
Unrealized appreciation on investments	3,665,176	17,409,674	(6,775,988)	274,633	3,251,844	15,065,229

Net assets applicable to outstanding shares of beneficial interest (Note 7)	$32,227,428	$67,060,310	$691,063,979	$41,507,886	$20,235,932	$33,176,015

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2016

(Unaudited)

	Capital Income Fund	Growth Fund	Multi-Asset Income Fund	Short Term Bond Fund	Value Fund	Master Allocation Fund
Investment Income
Dividends from unaffiliated issuers	$722,600	$540,656	$22,156,051	$172,523	$342,364	$262
Dividends from affiliated issuers						129,874
Interest	6,862	2,843	7,532,383	495,936

Total income	729,462	543,499	29,688,434	668,459	342,364	130,136

Expenses
Investment advisory fees	98,369	332,763	1,295,008	113,961	104,044	49,963
Distribution fees
Class L	46,736	142,718	1,721,241	102,258	34,616	121,453
Class A	13,898		365,208			18,084
Class C			237
Accounting service fees	21,569	23,257	48,583	21,557	21,085	21,525
Transfer agent fees	29,140	50,121	432,521	28,009	22,930	37,296
Custodial fees	5,140	7,468	31,770	2,658	4,016	1,875
Professional fees	6,954	9,042	45,378	6,785	6,546	6,905
Registration fees	21,687	23,781	57,549	25,781	22,724	22,039
Trustee fees	2,411	4,261	48,589	1,383	1,820	2,409
Insurance	1,438	2,613	28,289	831	1,176	1,735
Shareholder reports	2,980	7,052	78,128	2,673	2,230	3,678
Miscellaneous	14,012	17,533	64,614	13,853	13,285	8,771

Total operating expenses	264,334	620,609	4,217,115	319,749	234,472	295,733

Net investment income (loss)	465,128	(77,110)	25,471,319	348,710	107,892	(165,597)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issuers	766,202	804,050	(13,970,894)	(188,830)	498,331
Net realized gain (loss) from security transactions in affiliated issuers						1,616,167
Change in unrealized appreciation on investments in unaffiliated issuers	2,289,392	7,697,197	83,191,794	1,221,929	1,432,132
Change in unrealized appreciation on investments in affiliated issuers						1,916,668

Net realized and unrealized gain (loss) on investments	3,055,594	8,501,247	69,220,900	1,033,099	1,930,463	3,532,835

Net increase (decrease) in net assets resulting from operations	$3,520,722	$8,424,137	$94,692,219	$1,381,809	$2,038,355	$3,367,238

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended July 31, 2016

(Unaudited)

	Capital Income Fund	Growth Fund	Multi-Asset Income Fund	Short Term Bond Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$465,128	$(77,110)	$25,471,319	$348,710	$107,892	$(165,597)
Net realized gain (loss) from security transactions	766,202	804,050	(13,970,894)	(188,830)	498,331	1,616,167
Net change in unrealized appreciation on investments	2,289,392	7,697,197	83,191,794	1,221,929	1,432,132	1,916,668

Increase (decrease) in net assets resulting from operations	3,520,722	8,424,137	94,692,219	1,381,809	2,038,355	3,367,238

Distributions
From net investment income:
Class A	(59,212)		(6,118,278)	(71,407)
Class L	(84,752)		(14,325,029)	(213,696)
Class C			(4,237)
Institutional Class	(223,036)		(6,747,456)	(95,897)

	(367,000)		(27,195,000)	(381,000)

Change in net assets from fund share transactions:
Class A	(426,994)	(2,262,465)	(1,308,948)	141,872	(3,434,579)	(951,353)
Class L	(1,361,426)	(2,840,458)	(3,979,692)	2,061,606	(810,228)	(2,607,721)
Class C			706,096
Institutional Class	(2,379,907)	(2,954,123)	9,636,358	8,225,608	(818,994)	12,214

Increase (decrease) in net assets resulting from capital share transactions	(4,168,327)	(8,057,046)	5,053,814	10,429,086	(5,063,801)	(3,546,860)

Total increase (decrease) in net assets	(1,014,605)	367,091	72,551,033	11,429,895	(3,025,446)	(179,622)
Net assets
Beginning of the period	33,242,033	66,693,219	618,512,946	30,077,991	23,261,378	33,355,637

End of period	$32,227,428	$67,060,310	$691,063,979	$41,507,886	$20,235,932	$33,176,015

Undistributed net investment income	$534,057	—	$907,200	$199,160	$177,494	—

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2016

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$884,158	$(187,816)	$57,810,499	$936,655	$69,602	$(351,484)
Net realized gain (loss) from security transactions	89,505	607,633	(77,646,809)	(1,557,900)	3,240,742	1,701,818
Net change in unrealized appreciation on investments	(3,566,367)	(5,664,775)	(47,497,546)	(295,844)	(5,276,698)	(4,402,213)

Increase (decrease) in net assets resulting from operations	(2,592,704)	(5,244,958)	(67,333,856)	(917,089)	(1,966,354)	(3,051,879)

Distributions
From net investment income:
Class A	(128,111)		(13,223,640)	(203,289)
Class L	(187,867)		(31,304,490)	(619,684)
Institutional Class	(510,022)		(15,262,870)	(188,027)

	(826,000)		(59,791,000)	(1,011,000)

From realized gain on security transactions:
Class A	(251,758)	(828,858)				(82,212)
Class L	(428,639)	(1,004,090)				(284,763)
Institutional Class	(810,887)	(279,337)				(23,025)

	(1,491,284)	(2,112,285)				(390,000)

Change in net assets from fund share transactions (Note 7):
Class A	799,343	415,238	(18,510,091)	2,456,218	(3,778,003)	(2,150,334)
Class L	(1,457,526)	(3,635,952)	(25,501,054)	6,651,580	(983,800)	(2,603,498)
Institutional Class	1,073,568	5,273,122	(5,550,346)	(1,058,730)	161,962	(951,671)

Increase (decrease) in net assets resulting from capital share transactions	415,385	2,052,408	(49,561,491)	8,049,068	(4,599,841)	(5,705,503)

Total increase (decrease) in net assets	(4,494,603)	(5,304,835)	(176,686,347)	6,120,979	(6,566,195)	(9,147,382)
Net assets
Beginning of the year	37,736,636	71,998,054	795,199,293	23,957,012	29,827,573	42,503,019

End of year	$33,242,033	$66,693,219	$618,512,946	$30,077,991	$23,261,378	$33,355,637

Undistributed net investment income	$435,929	—	$2,630,881	$231,450	$69,602	—

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,
		2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$38.80	$44.41	$43.49	$40.51	$36.79	$36.36

Income from investment operations
Net investment income (1)(2)	0.55	0.97	1.03	0.95	0.80	0.71
Net realized and unrealized gain (loss) on investments	3.80	(3.93)	1.23	3.29	3.59	0.37

Total income (loss) from investment operations	4.35	(2.96)	2.26	4.24	4.39	1.08

Distributions
From net investment income	(0.44)	(0.91)	(0.87)	(0.99)	(0.67)	(0.65)
From net realized gain on security transactions		(1.74)	(0.47)	(0.27)

Total distributions	(0.44)	(2.65)	(1.34)	(1.26)	(0.67)	(0.65)

Net asset value, end of year/period	$42.71	$38.80	$44.41	$43.49	$40.51	$36.79

Total return (4)	11.26%	(7.01)%	5.13%	10.51%	12.09%	3.04%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,611	$5,504	$5,559	$5,500	$3,659	$3,779
Ratio of expenses to average net assets (3)(5)	1.75%	1.66%	1.61%	1.74%	1.88%	1.92%
Ratio of net investment income to average net assets (3)(5)	2.72%	2.23%	2.24%	2.23%	2.13%	1.99%
Portfolio turnover rate (4)	10%	30%	28%	16%	37%	85%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,
		2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$37.70	$43.23	$42.40	$39.54	$35.96	$35.56

Income from investment operations
Net investment income (1)(2)	0.44	0.74	0.78	0.72	0.60	0.52
Net realized and unrealized gain (loss) on investments	3.67	(3.82)	1.19	3.22	3.49	0.37

Total income (loss) from investment operations	4.11	(3.08)	1.97	3.94	4.09	0.89

Distributions
From net investment income	(0.36)	(0.71)	(0.67)	(0.81)	(0.51)	(0.49)
From net realized gain on security transactions		(1.74)	(0.47)	(0.27)

Total distributions	(0.36)	(2.45)	(1.14)	(1.08)	(0.51)	(0.49)

Net asset value, end of year/period	$41.45	$37.70	$43.23	$42.40	$39.54	$35.96

Total return (4)	10.94%	(7.45)%	4.59%	9.98%	11.49%	2.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,890	$9,364	$12,206	$10,417	$8,482	$7,792
Ratio of expenses to average net assets (3)(5)	2.25%	2.16%	2.11%	2.24%	2.38%	2.42%
Ratio of net investment income to average net assets (3)(5)	2.22%	1.73%	1.74%	1.73%	1.63%	1.49%
Portfolio turnover rate (4)	10%	30%	28%	16%	37%	85%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,
		2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$39.58	$45.22	$44.24	$41.15	$37.35	$36.89

Income from investment operations
Net investment income (1)(2)	0.67	1.21	1.28	1.19	1.01	0.91
Net realized and unrealized gain (loss) on investments	3.86	(4.00)	1.24	3.35	3.64	0.37

Total income (loss) from investment operations	4.53	(2.79)	2.52	4.54	4.65	1.28

Distributions
From net investment income	(0.53)	(1.11)	(1.07)	(1.18)	(0.85)	(0.82)
From net realized gain on security transactions		(1.74)	(0.47)	(0.27)

Total distributions	(0.53)	(2.85)	(1.54)	(1.45)	(0.85)	(0.82)

Net asset value, end of year/period	$43.58	$39.58	$45.22	$44.24	$41.15	$37.35

Total return (4)	11.49%	(6.52)%	5.63%	11.09%	12.63%	3.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,726	$18,374	$19,971	$19,541	$14,231	$13,135
Ratio of expenses to average net assets (3)(5)	1.25%	1.16%	1.11%	1.24%	1.38%	1.42%
Ratio of net investment income to average net assets (3)(5)	3.22%	2.73%	2.74%	2.73%	2.63%	2.49%
Portfolio turnover rate (4)	10%	30%	28%	16%	37%	85%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,
		2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.11	$14.35	$13.99	$11.50	$9.82	$9.85

Income from investment operations
Net investment income (loss) (1)(2)	0.01	0.03	(0.02)	(0.05)		(0.04)
Net realized and unrealized gain (loss) on investments	1.79	(0.88)	0.38	2.54	1.68	0.01

Total income from investment (loss) operations	1.80	(0.85)	0.36	2.49	1.68	(0.03)

Distributions
From net realized gain on security transactions		(0.39)

Total distributions		(0.39)

Net asset value, end of year/period	$14.91	$13.11	$14.35	$13.99	$11.50	$9.82

Total return (4)	13.73%	(6.18)%	2.57%	21.65%	17.11%	(0.30)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,300	$27,046	$29,343	$27,745	$16,671	$14,582
Ratio of expenses to average net assets (3)(5)	1.44%	1.38%	1.38%	1.45%	1.51%	1.58%
Ratio of net investment income (loss) to average net assets (3)(5)	0.20%	0.21%	(0.15)%	(0.38)%	0.00%	(0.37)%
Portfolio turnover rate (4)	22%	47%	60%	50%	56%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,
		2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.49	$12.75	$12.55	$10.42	$8.99	$9.11

Income from investment operations
Net investment loss (1)(2)	(0.05)	(0.10)	(0.15)	(0.16)	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	1.56	(0.77)	0.35	2.29	1.52

Total income (loss) from investment operations	1.51	(0.87)	0.20	2.13	1.43	(0.12)

Distributions
From net realized gain on security transactions		(0.39)

Total distributions		(0.39)

Net asset value, end of year/period	$13.00	$11.49	$12.75	$12.55	$10.42	$8.99

Total return (4)	13.14%	(7.12)%	1.59%	20.44%	15.91%	(1.32)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,906	$28,196	$34,911	$33,954	$24,773	$22,728
Ratio of expenses to average net assets (3)(5)	2.44%	2.38%	2.38%	2.45%	2.51%	2.58%
Ratio of net investment loss to average net assets (3)(5)	(0.80)%	(0.79)%	(1.15)%	(1.38)%	(1.00)%	(1.37)%
Portfolio turnover rate (4)	22%	47%	60%	50%	56%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2014 *
		2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.75	$15.03	$14.65	$13.00

Income from investment operations
Net investment income (loss) (1)(2)	0.01	0.03	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	1.87	(0.92)	0.40	1.69

Total income (loss) from investment operations	1.88	(0.89)	0.38	1.65

Distributions
From net realized gain on security transactions		(0.39)

Total distributions		(0.39)

Net asset value, end of year/period	$15.63	$13.75	$15.03	$14.65

Total return(3)	13.67%	(6.17)%	2.59%	12.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,854	$11,451	$7,744	$4,216
Ratio of expenses to average net assets (4)(5)	1.44%	1.38%	1.38%	1.45%
Ratio of net investment loss to average net assets (4)(5)	0.20%	0.21%	(0.15)%	(0.38)%
Portfolio turnover rate(3)	22%	47%	60%	50%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,
		2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.02	$10.69	$11.87	$12.24	$11.18	$11.90

Income from investment operations
Net investment income (1)(2)	0.38	0.78	0.88	0.83	0.84	0.79
Net realized and unrealized gain (loss) on investments	1.02	(1.65)	(1.25)	(0.41)	1.00	(0.72)

Total income (loss) from investment operations	1.40	(0.87)	(0.37)	0.42	1.84	0.07

Distributions
From net investment income	(0.40)	(0.80)	(0.81)	(0.79)	(0.78)	(0.79)

Total distributions	(0.40)	(0.80)	(0.81)	(0.79)	(0.78)	(0.79)

Net asset value, end of year/period	$10.02	$9.02	$10.69	$11.87	$12.24	$11.18

Total return (4)	15.81%	(8.78)%	(3.48)%	3.58%	17.09%	0.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$154,428	$140,412	$186,423	$226,003	$189,833	$69,653
Ratio of expenses to average net assets (3)(5)	1.16%	1.12%	1.11%	1.12%	1.24%	1.56%
Ratio of net investment income to average net assets (3)(5)	8.03%	7.60%	7.46%	6.93%	7.20%	7.02%
Portfolio turnover rate (4)	48%	101%	50%	59%	40%	86%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,
		2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.60	$10.24	$11.41	$11.81	$10.82	$11.54

Income from investment operations
Net investment income (1)(2)	0.34	0.70	0.78	0.74	0.76	0.74
Net realized and unrealized gain (loss) on investments	0.97	(1.58)	(1.19)	(0.40)	0.97	(0.69)

Total income (loss) from investment operations	1.31	(0.88)	(0.41)	0.34	1.73	0.05

Distributions
From net investment income	(0.38)	(0.76)	(0.76)	(0.74)	(0.74)	(0.77)

Total distributions	(0.38)	(0.76)	(0.76)	(0.74)	(0.74)	(0.77)

Net asset value, end of year/period	$9.53	$8.60	$10.24	$11.41	$11.81	$10.82

Total return (4)	15.50%	(9.28)%	(3.94)%	3.02%	16.62%	0.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$362,767	$331,362	$424,727	$359,011	$248,675	$83,596
Ratio of expenses to average net assets (3)(5)	1.66%	1.62%	1.61%	1.62%	1.68%	1.81%
Ratio of net investment income to average net assets (3)(5)	7.53%	7.10%	6.96%	6.43%	6.76%	6.77%
Portfolio turnover rate (4)	48%	101%	50%	59%	40%	86%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,
		2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.38	$11.08	$12.26	$12.61	$11.49	$12.19

Income from investment operations
Net investment income (1)(2)	0.42	0.87	0.96	0.91	0.94	0.90
Net realized and unrealized gain (loss) on investments	1.05	(1.72)	(1.27)	(0.42)	1.02	(0.74)

Total income from investment operations	1.47	(0.85)	(0.31)	0.49	1.96	0.16

Distributions
From net investment income	(0.42)	(0.85)	(0.87)	(0.84)	(0.84)	(0.86)

Total distributions	(0.42)	(0.85)	(0.87)	(0.84)	(0.84)	(0.86)

Net asset value, end of year/period	$10.43	$9.38	$11.08	$12.26	$12.61	$11.49

Total return (4)	16.00%	(8.33)%	(2.94)%	4.09%	17.71%	1.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$173,160	$146,738	$184,049	$106,305	$53,454	$9,764
Ratio of expenses to average net assets (3)(5)	0.66%	0.62%	0.61%	0.62%	0.68%	0.81%
Ratio of net investment income to average net assets (3)(5)	8.53%	8.10%	7.96%	7.43%	7.76%	7.77%
Portfolio turnover rate (4)	48%	101%	50%	59%	40%	86%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

Class C Shares
For the Period Ended July 31, 2016* (Unaudited)
For a share outstanding throughout the period
Net asset value, beginning of period	$9.00

Income from investment operations
Net investment income (1)(2)	0.17
Net realized and unrealized gain on investments	0.41

Total income from investment operations	0.58

Distributions
From net investment income	(0.19)

Total distributions	(0.19)

Net asset value, end of period	$9.39

Total return (4)	6.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$709
Ratio of expenses to average net assets (3)(5)	1.66%
Ratio of net investment income to average net assets (3)(5)	7.53%
Portfolio turnover rate (4)	48%

*	Commencement of operations was May 6, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

API SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2016	For the Year Ended January 31,*
	(Unaudited)	2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.76	$4.04	$4.22	$4.36	$4.15	$4.13

Income from investment operations
Net investment income (1)(2)	0.05	0.16	0.21	0.18	0.11	0.04
Net realized and unrealized gain (loss) on investments	0.12	(0.27)	(0.21)	(0.17)	0.19	(0.02)

Total income (loss) from investment operations	0.17	(0.11)	—	0.01	0.30	0.02

Distributions
From net investment income	(0.05)	(0.17)	(0.18)	(0.15)	(0.09)

Total distributions	(0.05)	(0.17)	(0.18)	(0.15)	(0.09)

Net asset value, end of year/period	$3.88	$3.76	$4.04	$4.22	$4.36	$4.15

Total return (5)	4.64%	(2.81)%	(0.01)%	0.26%	7.19%	0.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,679	$5,377	$3,285	$3,322	$3,986	$4,115
Ratio of expenses to average net assets (3)(4)(6)	1.34%	1.39%	1.32%	1.30%	1.47%	1.53%
Ratio of net investment income to average net assets (3)(6)	2.77%	4.14%	5.05%	4.36%	2.62%	0.91%
Portfolio turnover rate (5)	33%	84%	31%	103%	62%	244%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.34%, 1.44%, 1.62%, 1.59%, 1.47%, and 1.53%, respectively.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2016	For the Year Ended January 31,*
	(Unaudited)	2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.47	$3.74	$3.92	$4.07	$3.89	$3.91

Income from investment operations
Net investment income (loss) (1)(2)	0.03	0.11	0.16	0.13	0.06	—
Net realized and unrealized gain (loss) on investments	0.12	(0.24)	(0.19)	(0.16)	0.18	(0.02)

Total income from investment operations	0.15	(0.13)	(0.03)	(0.03)	0.24	(0.02)

Distributions
From net investment income	(0.04)	(0.14)	(0.15)	(0.12)	(0.06)

Total distributions	(0.04)	(0.14)	(0.15)	(0.12)	(0.06)

Net asset value, end of year/period	$3.58	$3.47	$3.74	$3.92	$4.07	$3.89

Total return (5)	4.24%	(3.73)%	(1.00)%	(0.72)%	6.10%	(0.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,383	$20,715	$15,396	$14,282	$16,856	$17,651
Ratio of expenses to average net assets (3)(4)(6)	2.34%	2.39%	2.32%	2.30%	2.47%	2.53%
Ratio of net investment income (loss) to average net assets (3)(6)	1.77%	3.14%	4.05%	3.40%	1.62%	(0.09)%
Portfolio turnover rate (5)	33%	84%	31%	103%	62%	244%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by investment advisor, the ratio of expenses to average net assets would have been 2.34%, 2.44%, 2.62%, 2.59%, 2.47%, and 2.53%, respectively.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2016	For the Year Ended January 31,†		For the Period Ended January 31, 2014 *†
	(Unaudited)	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.99	$4.27	$4.45	$4.50

Income from investment operations
Net investment income (1)(2)	0.06	0.17	0.22	0.14
Net realized and unrealized gain (loss) on investments	0.12	(0.28)	(0.22)	(0.09)

Total income (loss) from investment operations	0.18	(0.11)	—	0.05

Distributions
From net investment income	(0.05)	(0.17)	(0.18)	(0.10)

Total distributions	(0.05)	(0.17)	(0.18)	(0.10)

Net asset value, end of year/period	$4.12	$3.99	$4.27	$4.45

Total return (3)	4.71%	(2.82)%	(0.01)%	1.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,446	$3,986	$5,276	$1,019
Ratio of expenses to average net assets (4)(5)(6)	1.34%	1.39%	1.32%	1.30%
Ratio of net investment income (loss) to average net assets (4)(5)	2.77%	4.14%	5.05%	4.91%
Portfolio turnover rate (3)	33%	84%	31%	103%

*	Commencement of operations was June 1, 2013.

†	Adjusted to reflect 3:1 stock split effective February 1, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.34%, 1.44%, 1.62% and 1.68%, respectively.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,
		2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.23	$17.57	$16.81	$14.05	$12.67	$12.99

Income from investment operations
Net investment income (loss) (1)(2)	0.10	0.10	0.02	(0.01)	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.48	(1.44)	0.74	2.77	1.36	(0.34)

Total income from investment operations	1.58	(1.34)	0.76	2.76	1.38	(0.32)

Net asset value, end of year/period	$17.81	$16.23	$17.57	$16.81	$14.05	$12.67

Total return (4)	9.74%	(7.63)%	4.52%	19.64%	10.89%	(2.46)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,051	$14,221	$19,171	$18,240	$13,556	$13,579
Ratio of expenses to average net assets (3)(5)	1.74%	1.56%	1.54%	1.58%	1.64%	1.59%
Ratio of net investment income (loss) to average net assets (3)(5)	1.24%	0.53%	0.11%	(0.09)%	0.15%	0.16%
Portfolio turnover rate (4)	4%	30%	19%	25%	95%	52%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,
		2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.57	$15.91	$15.37	$12.95	$11.79	$12.19

Income from investment operations
Net investment income (loss) (1)(2)	0.03	(0.06)	(0.13)	(0.14)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	1.32	(1.28)	0.67	2.56	1.25	(0.31)

Total income (loss) from investment operations	1.35	(1.34)	0.54	2.42	1.16	(0.40)

Net asset value, end of year/period	$15.92	$14.57	$15.91	$15.37	$12.95	$11.79

Total return (4)	9.27%	(8.42)%	3.51%	18.69%	9.84%	(3.28)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,498	$7,626	$9,264	$9,868	$8,986	$9,405
Ratio of expenses to average net assets (3)(5)	2.64%	2.46%	2.44%	2.48%	2.54%	2.49%
Ratio of net investment income (loss) to average net assets (3)(5)	0.34%	(0.37)%	(0.79)%	(0.99)%	(0.75)%	(0.74)%
Portfolio turnover rate (4)	4%	30%	19%	25%	95%	52%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2014*
		2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.69	$18.07	$17.29	$15.50

Income from investment operations
Net investment income (loss) (1)(2)	0.11	0.10	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	1.52	(1.48)	0.76	1.82

Total income (loss) from investment operations	1.63	(1.38)	0.78	1.79

Net asset value, end of year/period	$18.32	$16.69	$18.07	$17.29

Total return (3)	9.77%	(7.64)%	4.51%	11.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$687	$1,414	$1,393	$420
Ratio of expenses to average net assets (4)(5)	1.74%	1.56%	1.54%	1.58%
Ratio of net investment income (loss) to average net assets (4)(5)	1.24%	0.53%	0.11%	(0.26)%
Portfolio turnover rate (3)	4%	30%	19%	25	% (3)

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,
		2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$32.93	$36.13	$35.24	$30.39	$27.14	$27.41

Income from investment operations
Net investment income (loss) (1)(2)	(0.11)	(0.20)	(0.16)	(0.16)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	3.64	(2.64)	1.17	5.01	3.39	(0.14)

Total income (loss) from investment operations	3.53	(2.84)	1.01	4.85	3.25	(0.27)

Distributions
From net realized gain on security transactions		(0.36)	(0.12)

Total distributions		(0.36)	(0.12)

Net asset value, end of year/period	$36.46	$32.93	$36.13	$35.24	$30.39	$27.14

Total return (4)	10.72%	(7.96)%	2.86%	15.96%	11.97%	(0.99)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,023	$7,235	$10,087	$11,907	$9,488	$11.389
Ratio of expenses to average net assets (3)(5)	1.44%	1.30%	1.16%	1.23%	1.22%	1.23%
Ratio of net investment loss to average net assets (3)(5)	(0.66)%	(0.54)%	(0.44)%	(0.47)%	(0.49)%	(0.49)%
Portfolio turnover rate (4)	5%	1%	7%	3%	7%	16%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,
		2016	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$31.81	$35.08	$34.40	$29.81	$26.76	$27.16

Income from investment operations
Net investment income (loss) (1)(2)	(0.19)	(0.37)	(0.34)	(0.32)	(0.27)	(0.26)
Net realized and unrealized gain (loss) on investments	3.51	(2.54)	1.14	4.91	3.32	(0.14)

Total income (loss) from investment operations	3.32	(2.91)	0.80	4.59	3.05	(0.40)

Distributions
From net realized gain on security transactions		(0.36)	(0.12)

Total distributions		(0.36)	(0.12)

Net asset value, end of year/period	$35.13	$31.81	$35.08	$34.40	$29.81	$26.76

Total return (4)	10.44%	(8.40)%	2.32%	15.40%	11.40%	(1.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,212	$24,379	$29,539	$29,125	$23,601	$21,280
Ratio of expenses to average net assets (3)(5)	1.94%	1.80%	1.66%	1.73%	1.72%	1.73%
Ratio of net investment income to average net assets (3)(5)	(1.16)%	(1.04)%	(0.94)%	(0.97)%	(0.99)%	(0.99)%
Portfolio turnover rate (4)	5%	1%	7%	3%	7%	16%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2014*
		2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$34.21	$37.33	$36.23	$33.00

Income from investment operations
Net investment income (loss) (1)(2)	(0.03)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments	3.79	(2.74)	1.20	3.20

Total income (loss) from investment operations	3.76	(2.76)	1.22	3.23

Distributions
From net realized gain on security transactions		(0.36)	(0.12)

Total distributions		(0.36)	(0.12)

Net asset value, end of year/period	$37.97	$34.21	$37.33	$36.23

Total return (3)	10.99%	(7.49)%	3.36%	9.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,941	$1,741	$2,877	$1,560
Ratio of expenses to average net assets (4)(5)	0.94%	0.80%	0.66%	0.73%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.16)%	(0.04)%	0.06%	0.13%
Portfolio turnover rate (3)	5%	1%	7%	3%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2016

(Information as of and for the six months ended July 31, 2016 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Multi-Asset Income Fund, Short Term Bond Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Asset Income Fund also offers Class C shares. Prior to June 1, 2016, the Multi-Asset Income Fund was named the Income Fund and the Short Term Bond Fund was named the Core Income Fund.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Asset Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is maximum total return from capital growth and income. The Core Income Fund invests primarily in corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2016, in valuing the Funds’ assets carried at fair value.

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$29,747,615	$—	$—	$29,747,615
Investment Companies	2,461,362	—	—	2,461,362

Total	$32,208,977	$—	$—	$32,208,977

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$60,095,605	$—	$—	$60,095,605
Investment Companies	7,028,560	—	—	7,028,560

Total	$67,124,165	$—	$—	$67,124,165

Multi-Asset Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$150,152,482	$—	$—	$150,152,482
Corporate Bonds & Notes	—	216,743,392	—	216,743,392
Investment Companies	305,237,830	—	—	305,237,830
Preferred Stocks	16,665,008	—	—	16,665,008

Total	$472,055,320	$216,743,392	$—	$688,798,712

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Short Term Bond Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Corporate Bonds & Notes	$—	$34,274,816	$—	$34,274,816
Investment Companies	5,963,797	—	—	5,963,797
Preferred Stocks	107,500	—	—	107,500
U.S. Treasury Notes & Bonds	—	1,008,955	—	1,008,955

Total	$6,071,297	$35,283,771	$—	$41,355,068

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$18,288,140	$—	$—	$18,288,140
Investment Companies	1,959,975	—	—	1,959,975

Total	$20,248,115	$—	$—	$20,248,115

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies	$33,226,931	$—	$—	$33,226,931

See schedule of investments for breakdown of industries in which the Funds invest. There were no transfers into or out of Levels 1 and 2 during the current period presented. Transfers are recognized at the end of the reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

On March 30, 2016, the Trust’s Board of Trustees approved, subject to shareholder approval, the merger of the Value Fund into the Capital Income Fund.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

4.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Multi-Asset Income Fund; .70% of the average daily net assets of the Short Term Bond Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the six months ended July 31, 2016, the Advisor received $21,569, $23,257, $48,583, $21,557, $21,085, and $21,525 from the Capital Income Fund, Growth Fund, Multi-Asset Income Fund, Short Term Bond Fund, Value Fund, and Master Allocation Fund, respectively.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A Shares of the Capital Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class A Shares of the Multi-Asset Income Fund and Master Allocation Fund pay a fee of 0.50% of each Class A shares’ average daily net assets for distribution fees. Class L Shares of the Capital Income Fund, Growth Fund, Multi-Asset Income Fund, Short Term Bond and Master Allocation Fund pay a fee of 1.00% of each Class L Shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L Shares of the Value Fund pay a fee of 0.90% of the Class L Shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class C Shares of the Multi-Asset Income

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NOTES TO FINANCIAL STATEMENTS, Continued

5.	Distribution Plan and Fees, continued

Fund pay a fee of 1.00% of the Class C Shares’ average daily net assets. Of this amount 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

6.	Investment Activity

For the six months ended July 31, 2016, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$3,112,525	$6,856,755	$—	$—
Growth Fund	14,336,228	14,536,029	—	7,763,882
Income Fund	288,249,508	210,572,746	19,011,802	94,011,294
Core Income Fund	21,248,583	9,621,248	—	905,162
Value Fund	844,957	5,581,486	—	—
Master Allocation Fund	1,750,000	5,525,000	—	—

7.	Fund Share Transactions

Share transactions for the period ended July 31, 2016 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$165,296	$51,872	$(644,162)	$(426,994)	4,002	1,264	(15,719)	(10,453)
Class L	202,132	81,953	(1,645,511)	(1,361,426)	5,275	2,055	(41,257)	(33,927)
Institutional Class	292,091	85,899	(2,757,897)	(2,379,907)	6,970	2,052	(66,566)	(57,544)
Growth Fund:
Class A	510,396	—	(2,772,861)	(2,262,465)	36,688	—	(200,892)	(164,204)
Class L	1,238,001	—	(4,078,459)	(2,840,458)	102,268	—	(332,366)	(230,098)
Institutional Class	823,903	—	(3,778,026)	(2,954,123)	58,266	—	(260,676)	(202,410)
Multi-Asset Income Fund:
Class A	14,744,640	4,909,284	(20,962,872)	(1,308,948)	1,540,029	514,488	(2,204,866)	(150,349)
Class L	27,542,203	13,108,004	(44,629,899)	(3,979,692)	3,026,306	1,443,268	(4,929,849)	(460,275)
Class C	702,964	3,132	—	706,096	75,174	335	—	75,509
Institutional Class	33,854,939	5,426,245	(29,644,826)	9,636,358	3,399,937	546,001	(2,996,427)	949,511
Short Term Bond Fund
Class A	2,259,764	64,895	(2,182,787)	141,872	588,138	17,034	(572,371)	32,801
Class L	7,246,825	206,438	(5,391,657)	2,061,606	2,049,033	58,828	(1,539,763)	568,098
Institutional Class	9,051,504	91,668	(917,564)	8,225,608	2,225,378	22,565	(225,794)	2,022,149
Value Fund:
Class A	42,916	—	(3,477,495)	(3,434,579)	2,618	—	(202,301)	(199,683)
Class L	222,905	—	(1,033,133)	(810,228)	14,536	—	(66,958)	(52,422)
Institutional Class	90,660	—	(909,654)	(818,994)	5,193	—	(52,425)	(47,232)
Master Allocation Fund:
Class A	171,043	—	(1,122,396)	(951,353)	4,957	—	(32,056)	(27,099)
Class L	927,553	—	(3,535,274)	(2,607,721)	27,733	—	(105,049)	(77,316)
Institutional Class	165,749	—	(153,535)	12,214	4,408	—	(4,207)	201

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NOTES TO FINANCIAL STATEMENTS, Continued

7.	Fund Share Transactions, continued

At July 31, 2016, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Multi-Asset Income Fund	Short Term Bond Fund	Value Fund	Master Allocation Fund
Class A	$5,611,424	$28,300,457	$154,428,442	$5,678,477	$12,050,889	$7,023,486
Class L	8,890,415	28,905,688	362,766,733	23,383,406	7,498,226	24,212,040
Class C			709,271
Institutional Class	17,725,589	9,854,165	173,159,533	12,446,003	686,817	1,940,489

Share transactions for the period ended January 31, 2016 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$2,201,229	$329,037	$(1,730,923)	$799,343	49,719	7,858	(40,934)	16,643
Class L	1,788,286	602,134	(3,847,946)	(1,457,526)	41,903	14,768	(90,589)	(33,918)
Institutional Class	3,564,914	518,738	(3,010,084)	1,073,568	80,184	12,152	(69,712)	22,624
Growth Fund:
Class A	7,320,935	465,869	(7,371,566)	415,238	495,227	32,285	(509,488)	18,024
Class L	6,751,011	943,333	(11,330,296)	(3,635,952)	515,534	74,513	(874,502)	(284,455)
Institutional Class	10,969,917	274,276	(5,971,071)	5,273,122	705,376	18,128	(405,943)	317,561
Income Fund:
Class A	44,359,004	10,367,839	(73,236,934)	(18,510,091)	4,197,252	1,016,730	(7,080,409)	(1,866,427)
Class L	81,410,779	27,807,408	(134,719,241)	(25,501,054)	8,055,449	2,853,801	(13,859,976)	(2,950,726)
Institutional Class	93,535,637	12,328,664	(111,414,647)	(5,550,346)	8,500,687	1,160,723	(10,624,472)	(963,062)
Core Income Fund:
Class A	3,200,706	191,282	(935,770)	2,456,218	268,608	16,123	(79,502)	205,229
Class L	9,789,385	589,700	(3,727,505)	6,651,580	905,379	53,734	(340,986)	618,127
Institutional Class	4,172,526	186,762	(5,418,018)	(1,058,730)	327,935	14,772	(421,413)	(78,706)
Value Fund:
Class A	418,129	—	(4,196,132)	(3,778,003)	23,223	—	(238,195)	(214,972)
Class L	531,433	—	(1,515,233)	(983,800)	31,577	—	(90,265)	(58,688)
Institutional Class	710,481	—	(548,519)	161,962	36,154	—	(28,522)	7,632
Master Allocation Fund:
Class A	659,872	78,968	(2,889,174)	(2,150,334)	17,919	2,184	(79,600)	(59,497)
Class L	4,053,910	282,582	(6,939,990)	(2,603,498)	113,226	8,085	(196,827)	(75,516)
Institutional Class	437,057	19,365	(1,408,093)	(951,671)	11,577	516	(38,267)	(26,174)

At January 31, 2016, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$5,503,854	$27,046,151	$140,412,138	$5,376,931	$14,220,842	$7,235,292
Class L	9,364,249	28,196,092	331,362,468	20,714,911	7,626,322	24,379,148
Institutional Class	18,373,930	11,450,976	146,738,340	3,986,149	1,414,214	1,741,197

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At July 31, 2016, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Capital Income Fund	Growth Fund	Multi- Asset Income Fund	Short Term Bond Fund	Value Fund	Master Allocation Fund
Cost of investments	$28,543,801	$49,714,491	$695,957,496	$41,080,435	$16,996,271	$18,515,148

Gross unrealized appreciation	$5,572,562	$18,730,230	$21,268,126	$530,877	$4,565,542	$14,711,783
Gross unrealized depreciation	(1,907,386)	(1,320,556)	(28,426,910)	(256,244)	(1,313,698)	—

Net unrealized appreciation/ (depreciation) on investments	$3,665,176	$17,409,674	($7,158,784)	$274,633	$3,251,844	$14,711,783

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the six months ended July 31, 2016 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2016	Value 7/31/2016	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	268,791	—	(34,282)	234,509	$10,219,898	$129,874	$113,463
API Growth Fund	860,070	—	(71,037)	789,033	11,764,480	—	415,000
API Value Fund	689,752	—	(178,737)	511,015	9,101,183	—	1,087,704
Yorktown Mid Cap Fund	—	73,386	—	73,386	760,274	—	—
Yorktown Small Cap Fund	—	94,793	—	94,793	1,020,921	—	—

Total	1,818,613	168,179	(284,056)	1,702,736	$32,866,756	$129,874	$1,616,167

Expense Examples

API Trust Funds

As a shareholder in an API Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2016 to July 31, 2016.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 7/31/2016	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.75%
Actual	$1,000.00	$1,112.60	$9.22
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.80
Class L				2.25%
Actual	1,000.00	1,109.40	11.83
Hypothetical (5% return before expenses)	1,000.00	1,013.67	11.30
Institutional Class				1.25%
Actual	1,000.00	1,114.90	6.59
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.29

Growth Fund
Class A				1.44%
Actual	1,000.00	1,137.30	7.76
Hypothetical (5% return before expenses)	1,000.00	1,017.70	7.24
Class L				2.44%
Actual	1,000.00	1,131.40	12.97
Hypothetical (5% return before expenses)	1,000.00	1,012.73	12.24
Institutional Class				1.44%
Actual	1,000.00	1,136.70	7.67
Hypothetical (5% return before expenses)	1,000.00	1,017.70	7.24

Multi-Asset Income Fund
Class A				1.16%
Actual	1,000.00	1,158.10	6.24
Hypothetical (5% return before expenses)	1,000.00	1,019.10	5.84
Class L				1.66%
Actual	1,000.00	1,155.00	8.92
Hypothetical (5% return before expenses)	1,000.00	1,016.61	8.35
Institutional Class				0.66%
Actual	1,000.00	1,160.00	3.55
Hypothetical (5% return before expenses)	1,000.00	1,021.58	3.33
Class C**				1.66%
Actual	1,000.00	1,065.00	4.09
Hypothetical (5% return before expenses)	1,000.00	1,016.61	8.35

Short Term Bond Fund
Class A				1.34%
Actual	1,000.00	1,046.40	6.84
Hypothetical (5% return before expenses)	1,000.00	1,018.20	6.74
Class L				2.34%
Actual	1,000.00	1,042.40	11.92
Hypothetical (5% return before expenses)	1,000.00	1,013.23	11.75
Institutional Class				1.34%
Actual	1,000.00	1,047.10	6.84
Hypothetical (5% return before expenses)	1,000.00	1,018.20	6.74

Value Fund
Class A				1.74%
Actual	1,000.00	1,097.40	9.10
Hypothetical (5% return before expenses)	1,000.00	1,016.21	8.75
Class L				2.64%
Actual	1,000.00	1,092.70	13.77
Hypothetical (5% return before expenses)	1,000.00	1,011.74	13.24

	Beginning Account Value	Ending Account Value 7/31/2016	Expenses Paid * During the Period	Annualized Expense Ratio
Institutional Class				1.74%
Actual	$1,000.00	$1,097.70	$9.10
Hypothetical (5% return before expenses)	1,000.00	1,016.21	8.75
Master Allocation Fund
Class A				1.44%
Actual	1,000.00	1,107.20	7.57
Hypothetical (5% return before expenses)	1,000.00	1,017.70	7.24
Class L				1.94%
Actual	1,000.00	1,104.40	10.18
Hypothetical (5% return before expenses)	1,000.00	1,015.22	9.75
Institutional Class				0.94%
Actual	1,000.00	1,109.90	4.94
Hypothetical (5% return before expenses)	1,000.00	1,020.19	4.73

*	The dollar amounts shown as “Expenses Paid” are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 for the full period, or 87 for the Class C shares of the Multi-Asset Income Fund which commenced operations on May 6, 2016) and divided by 366 (to reflect the one-half year period).

**	Commencement of operations was May 6, 2016.

Approval of Investment Advisory Agreements

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, renewed for an additional year an investment advisory agreement (each, an “Advisory Agreement”) with respect to each Fund at a meeting held on March 30, 2016. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by the Advisor; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under each Advisory Agreement; (7) the performance of each Fund as compared to comparable funds and an appropriate benchmark; (8) “fall-out” benefits to the Advisor, if any (i.e., ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Trust); and (9) possible conflicts of interest.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis of how performance and fees for each Fund compare to comparable funds and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

At the meeting, representatives from the Advisor presented additional information to help the Board evaluate the Advisor’s fees and other aspects of each Advisory Agreement. Among other things, the representatives presented an overview of the Advisor, including its history, track record, investment approach and processes, and personnel. The Board then discussed the written materials that the Board received before the meeting and the Advisor’s oral presentation, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of each Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

The Board, in examining the nature, extent and quality of the services provided by the Advisor to the Funds, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Funds for over 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Advisor.

The Board considered the fees payable by the Funds under each Advisory Agreement. In this connection, the Board evaluated the Advisor’s costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board considered the information provided and concluded that such profits were not excessive. The Board also examined the fees paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Advisor to each Fund. The Board concluded that the advisory fees were the result of arm’s length negotiations, appeared reasonable in light of the services rendered, and were within the range of aggregate advisory fees received by the advisors of the respective comparable funds. In addition, the Board considered whether economies of scale were realized during the current contract period, and whether fee levels reflected such economies of scale.

The Board also noted that the Advisor serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

The Board also considered each Fund’s performance compared to benchmark indices and other comparable funds for various trailing periods. The Advisor provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, focusing on each Fund’s investment approach and general economic factors. In evaluating such information, the Board considered whether the Advisor’s management of the Funds adhered to the stated objectives and strategies of the Funds as well as expected diversification and volatility targets. Based on this information, the Board concluded that each Fund’s performance was reasonable as compared to its relevant benchmarks and was satisfied with the investment results that Adviser had been able to achieve for each Fund.

Based on these considerations, the Board, including all of the Independent Trustees, concluded that: (1) the Funds were likely to benefit from the nature, extent and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under each Advisory Agreement; (3) the Advisor’s compensation with respect to each Fund is fair and reasonable in light of all the facts and circumstances considered; (4) the performance for each Fund was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the separate concurrence of the Independent Trustees, approved the Advisory Agreements for each Fund for another year.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Funds

P.O. Box 46707

Cincinnati, OH 45246-0707

(888) 933-8274

For Overnight Deliveries:

API Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Drive

Suite 450

Cincinnati, OH 45246

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 1. Reports to Shareholders.

YORKTOWN SMALL CAP FUND

YORKTOWN MID CAP FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2016

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS

July 31, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 86.15%
Consumer Discretionary — 10.24%
1-800-Flowers.com, Inc., Class A*	500	$4,565
AMC Entertainment Holdings, Inc., Class A	1,990	58,546
American Public Education, Inc.*	340	9,738
America’s Car-Mart, Inc.*	100	3,508
Apollo Education Group, Inc.*	1,840	16,542
Ascent Capital Group, Inc., Class A*	200	3,404
Barnes & Noble Education, Inc.*	800	9,248
Barnes & Noble, Inc.	1,800	23,544
Beasley Broadcast Group, Inc., Class A	830	4,399
Beazer Homes USA, Inc.*	700	6,713
Belmond Ltd., Class A*	1,000	11,490
Boot Barn Holdings, Inc.*	200	2,152
Build-A-Bear Workshop, Inc.*	270	3,680
Caesars Acquisition Co., Class A*	4,640	49,926
Capella Education Co.	100	5,987
Career Education Corp.*	2,460	16,999
Cavco Industries, Inc.*	90	8,944
Clear Channel Outdoor Holdings, Inc., Class A*	7,150	49,978
Collectors Universe, Inc.	320	6,883
Cooper-Standard Holding, Inc.*	610	53,710
Dana, Inc.	900	12,276
Dave & Buster’s Entertainment, Inc.*	400	17,800
Deckers Outdoor Corp.*	300	19,803
Delta Apparel, Inc.*	200	4,778
Denny’s Corp.*	2,780	31,025
DeVry Education Group, Inc.	2,120	47,212
Drew Industries, Inc.	830	76,036
Eldorado Resorts, Inc.*	840	12,138
Empire Resorts, Inc.*	190	2,941
Entercom Communications Corp., Class A	1,250	18,263
Fenix Parts, Inc.*	500	2,050
Finish Line, Inc./The, Class A	400	8,692
Gaia, Inc.*	1,170	9,559
Golden Entertainment, Inc.*	200	2,722
Group 1 Automotive, Inc.	180	11,218
Installed Building Products, Inc.*	580	20,781
Intrawest Resorts Holdings, Inc.*	1,400	20,356
Isle of Capri Casinos, Inc.*	800	14,984
Jack in the Box, Inc.	100	8,839
Johnson Outdoors, Inc., Class A	350	10,658
K12, Inc.*	1,400	17,332
KB Home	800	12,560
LGI Homes, Inc.*	670	23,001
Liberty Tax, Inc.	200	2,772
M.D.C. Holdings, Inc.	400	10,528
Marine Products Corp.	1,050	9,587
MarineMax, Inc.*	300	6,060
Marriott Vacations Worldwide Corp.	300	22,890
MCBC Holdings, Inc.	400	4,592
McClatchy Co., Class A*	200	3,868
Meredith Corp.	1,160	63,197
Morgans Hotel Group Co.*	1,160	2,958
Murphy USA, Inc.	890	68,210
Nautilus, Inc.*	260	4,898
New York Times Co./The, Class A	900	11,682
Nutrisystem, Inc.	500	14,790
Outerwall, Inc.	100	5,266
Party City Holdco, Inc.*	300	4,806
Perry Ellis International, Inc.*	400	8,568
PetMed Express, Inc.	740	15,340
Radio One, Inc., Class D*	1,780	5,696
RCI Hospitality Holdings, Inc.	230	2,450
Reading International, Inc., Class A*	830	11,413
Red Lion Hotels Corp.*	400	3,176
Saga Communications, Inc., Class A	110	4,512
Salem Media Group, Inc.	300	2,271
Sequential Brands Group, Inc.*	700	5,691
Shutterfly, Inc.*	100	5,319
Smith & Wesson Holding Corp.*	600	17,670
Sonic Automotive, Inc., Class A	300	5,454
Spartan Motors, Inc.	1,400	11,886
Standard Motor Products, Inc.	810	33,971
Superior Industries International, Inc.	910	27,810
Tailored Brands, Inc.	400	5,860
Taylor Morrison Home Corp., Class A*	1,100	17,875
Time, Inc.	1,600	26,128
TopBuild Corp.*	380	14,349
TravelCenters of America LLC*	500	4,095
TRI Pointe Group, Inc.*	1,300	17,485
Tronc, Inc.	1,140	17,089
Weight Watchers International, Inc.*	200	2,386
Wolverine World Wide, Inc.	400	9,796

		1,267,374

Consumer Staples — 4.51%
B&G Foods, Inc.	1,400	72,226
Central Garden & Pet Co., Class A*	1,100	25,069
Central Garden & Pet Co.*	1,630	39,544
Craft Brew Alliance, Inc.*	400	4,696
Darling Ingredients, Inc.*	3,160	49,865
Elizabeth Arden, Inc.*	970	13,483
Energizer Holdings, Inc.	200	10,306
Fresh Del Monte Produce, Inc.	1,200	68,220
Golden Enterprises, Inc.	300	3,555
Lancaster Colony Corp.	280	36,389

1

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Lifevantage Corp.*	960	$13,430
Medifast, Inc.	420	14,792
MGP Ingredients, Inc.	610	26,230
National Beverage Corp.*	620	35,563
Natural Health Trends Corp.	90	3,023
Nu Skin Enterprises, Inc., Class A	600	32,040
Omega Protein Corp.*	300	6,756
Orchids Paper Products Co.	370	11,363
Primo Water Corp.*	420	5,032
Seneca Foods Corp., Class A*	200	7,834
SUPERVALU, Inc.*	2,200	10,736
United Natural Foods, Inc.*	600	29,988
WD-40 Co.	100	11,498
Weis Markets, Inc.	500	25,835

		557,473

Energy — 3.31%
Abraxas Petroleum Corp.*	2,720	3,155
Archrock, Inc.	1,000	8,910
Atwood Oceanics, Inc.*	1,400	14,952
Bill Barrett Corp.*	277	1,654
Clayton Williams Energy, Inc.*	300	11,313
Clean Energy Fuels Corp.*	610	1,824
Consol Energy, Inc.*	800	15,504
Contango Oil & Gas Co.*	300	2,769
Dawson Geophysical Co.*	1,350	10,058
Denbury Resources, Inc.*	1,200	3,480
Eclipse Resources Corp.*	590	1,859
Era Group, Inc.*	440	3,863
EXCO Resources, Inc.*	2,295	3,167
Fairmount Santrol Holdings, Inc.*	900	6,165
Forum Energy Technologies, Inc.*	720	11,758
Golar LNG Ltd.	700	11,872
Gran Tierra Energy, Inc.*	2,100	5,817
Green Plains, Inc.	500	11,340
Helix Energy Solutions Group, Inc.*	1,550	12,307
Independence Contract Drilling, Inc.*	300	1,509
Newpark Resources, Inc.*	1,700	10,744
Nordic American Tankers Ltd.	1,610	19,803
Oasis Petroleum, Inc.*	1,824	13,862
Pacific Ethanol, Inc.*	1,270	8,674
Parker Drilling Co.*	1,515	3,136
Pioneer Energy Services Corp.*	2,180	6,867
REX American Resources Corp.*	100	6,580
Rice Energy, Inc.*	900	20,988
Ring Energy, Inc.*	1,380	10,957
RSP Permian, Inc.*	1,560	56,082
Sanchez Energy Corp.*	235	1,490
SemGroup Corp., Class A	1,050	30,408
Ship Finance International Ltd.	500	7,550
Superior Energy Services, Inc.*	1,110	17,727
Teekay Tankers Ltd., Class A	1,310	3,865
U.S. Silica Holdings, Inc.	300	10,341
Unit Corp.*	460	5,750
Westmoreland Coal Co.*	300	2,865
WPX Energy, Inc.*	2,800	27,972

		408,937

Financials — 14.71%
1st Source Corp.	190	6,386
ACNB Corp.	200	5,170
Allegiance Bancshares, Inc.*	750	18,945
American National Bankshares, Inc.	100	2,626
Ameris Bancorp	380	12,601
AMERISAFE, Inc.	580	33,947
Arrow Financial Corp.	130	4,107
Banc of California, Inc.	430	9,537
Banco Latinoamericano de Comercio Exterior SA	1,390	37,975
Bancorp, Inc./The*	400	2,120
Bank of the Ozarks, Inc.	600	21,594
Bankwell Financial Group, Inc.	760	16,728
BNC Bancorp	752	18,236
BOK Financial Corp.	400	26,092
Bridge Bancorp, Inc.	170	4,949
Bryn Mawr Bank Corp.	590	17,305
C&F Financial Corp.	100	4,569
Carolina Bank Holdings, Inc.*	100	1,846
Carolina Financial Corp.	430	8,226
Cascade Bancorp*	350	1,974
CenterState Banks, Inc.	540	8,996
Central Valley Community Bancorp	950	14,203
Chemical Financial Corp.	400	16,552
Community Bank System, Inc.	510	22,506
Cullen/Frost Bankers, Inc.	500	33,945
Eagle Bancorp, Inc.*	80	4,124
Eastern Virginia Bankshares, Inc.	460	3,464
Employers Holdings, Inc.	970	27,664
Enova International, Inc.*	500	4,545
Enterprise Financial Services Corp.	240	6,902
EZCORP, Inc., Class A*	1,100	9,966
Farmers Capital Bank Corp.	80	2,363
FCB Financial Holdings, Inc., Class A*	330	11,540
Federated National Holding Co.	190	3,981
Financial Institutions, Inc.	170	4,573
First Bancorp	230	4,306
First Bancorp (Puerto Rico)*	7,170	32,910

2

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
First Bancorp, Inc./The	220	$4,851
First Business Financial Services, Inc.	100	2,371
First Cash Financial Services, Inc.	500	25,655
First Clover Leaf Financial Corp.	750	9,135
First Community Bancshares, Inc.	630	14,446
First Connecticut Bancorp, Inc.	190	3,059
First Financial Bancorp	740	15,769
First Financial Bankshares, Inc.	600	20,502
First NBC Bank Holding Co.*	700	13,321
First of Long Island Corp./The	150	4,553
FirstMerit Corp.	1,980	42,035
FNFV Group*	1,410	16,821
Franklin Financial Network, Inc.*	360	12,197
Glacier Bancorp, Inc.	900	24,822
Great Western Bancorp, Inc.	1,910	63,355
Green Bancorp, Inc.*	500	4,890
Green Dot Corp.*	1,820	44,044
Hancock Holding Co.	1,200	34,788
Heartland Financial USA, Inc.	200	7,344
Heritage Commerce Corp.	290	3,039
Hilltop Holdings, Inc.*	800	17,424
Home BancShares, Inc.	240	5,009
HomeTrust Bancshares, Inc.*	230	4,227
IBERIABANK Corp.	1,000	62,470
Impac Mortgage Holdings, Inc.*	300	5,205
Independence Holding Co.	400	6,964
Independent Bank Group, Inc.	100	4,226
International Bancshares Corp.	1,100	30,162
KCG Holdings, Inc., Class A*	2,960	44,785
Lake Sunapee Bank Group	200	3,688
Lakeland Financial Corp.	200	10,270
LegacyTexas Financial Group, Inc.	700	19,964
LendingTree, Inc.*	100	10,098
Macatawa Bank Corp.	1,230	9,533
Manning & Napier, Inc.	200	1,558
Marlin Business Services Corp.	200	3,672
MB Financial, Inc.	890	34,167
Mercantile Bank Corp.	200	5,036
MGIC Investment Corp.*	3,400	24,446
Middleburg Financial Corp.	240	6,749
MidSouth Bancorp, Inc.	370	3,889
MutualFirst Financial, Inc.	270	7,757
National Bankshares, Inc.	80	2,785
Nationstar Mortgage Holdings, Inc.*	3,640	45,973
NBT Bancorp, Inc.	520	15,506
Nelnet, Inc., Class A	300	12,123
Nicolet Bankshares, Inc.*	100	3,636
Northrim Bancorp, Inc.	240	6,816
OFG Bancorp	1,500	15,915
Old Second Bancorp, Inc.	340	2,567
OneBeacon Insurance Group Ltd., Class A	1,200	16,812
Orrstown Financial Services, Inc.	520	10,057
Pacific Premier Bancorp, Inc.*	260	6,279
Parke Bancorp, Inc.	250	3,380
Pinnacle Financial Partners, Inc.	500	26,555
Porter Bancorp, Inc.*	1,100	1,760
Preferred Bank	140	4,574
Primerica, Inc.	270	13,908
Prosperity Bancshares, Inc.	600	30,654
QCR Holdings, Inc.	520	15,413
RE/MAX Holdings, Inc., Class A	420	18,194
Regional Management Corp.*	100	1,880
Republic Bancorp, Inc., Class A	120	3,577
Republic First Bancorp, Inc.*	570	2,502
Resource America, Inc., Class A	500	4,870
ServisFirst Bancshares, Inc.	260	13,164
Simmons First National Corp., Class A	300	13,785
Southern First Bancshares, Inc.*	230	6,224
Southside Bancshares, Inc.	935	28,586
State Bank Financial Corp.	500	10,940
Sterling Bancorp	1,430	24,153
Stewart Information Services Corp.	300	12,843
Stock Yards Bancorp, Inc.	255	7,533
Summit Financial Group, Inc.	790	15,524
Talmer Bancorp, Inc., Class A	610	12,822
Texas Capital Bancshares, Inc.*	700	33,978
Tompkins Financial Corp.	170	12,366
TowneBank	1,203	27,613
Trico Bancshares	270	7,025
TriState Capital Holdings, Inc.*	300	4,281
Triumph Bancorp, Inc.*	200	3,494
Trupanion, Inc.*	1,020	15,382
UMB Financial Corp.	300	16,623
Union Bankshares Corp.	540	14,494
United Bancorp, Inc.	190	1,900
Universal Insurance Holdings, Inc.	600	13,044
Waterstone Financial, Inc.	700	10,976
Wintrust Financial Corp.	1,180	62,304
World Acceptance Corp.*	100	4,346
Yadkin Financial Corp.	700	17,633
Your Community Bankshares, Inc.	190	7,070

		1,819,608

Health Care — 5.30%
Almost Family, Inc.*	170	6,764
Amedisys, Inc.*	1,150	61,582
AngioDynamics, Inc.*	1,320	21,899

3

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
ANI Pharmaceuticals, Inc.*	100	$6,060
Arrowhead Pharmaceuticals, Inc.*	1,350	8,046
Atara Biotherapeutics, Inc.*	300	7,200
BioScrip, Inc.*	2,270	5,811
Civitas Solutions, Inc.*	1,330	28,502
CorVel Corp.*	200	9,040
Cross Country Healthcare, Inc.*	1,180	17,252
CryoLife, Inc.	1,170	17,047
Cynosure, Inc., Class A*	750	41,220
Enzo Biochem, Inc.*	1,520	10,594
Evolent Health, Inc., Class A*	500	11,770
Exactech, Inc.*	520	14,056
Exelixis, Inc.*	1,900	17,442
Fonar Corp.*	100	2,234
Foundation Medicine, Inc.*	300	7,011
Healthways, Inc.*	1,320	22,229
Heska Corp.*	390	16,595
Integra LifeSciences Holdings Corp.*	820	69,101
Intercept Pharmaceuticals, Inc.*	100	17,303
iRadimed Corp.*	100	1,936
Kewaunee Scientific Corp.	100	2,025
Landauer, Inc.	310	12,933
Lannett Co., Inc.*	300	9,366
LHC Group, Inc.*	650	29,419
Minerva Neurosciences, Inc.*	400	4,440
Novavax, Inc.*	800	5,856
Providence Service Corp./The*	530	25,636
Sagent Pharmaceuticals, Inc.*	300	6,507
SciClone Pharmaceuticals, Inc.*	590	6,230
Spectrum Pharmaceuticals, Inc.*	1,370	9,412
Stemline Therapeutics, Inc.*	330	2,442
Supernus Pharmaceuticals, Inc.	890	19,776
Surmodics, Inc.*	440	12,069
US Physical Therapy, Inc.	450	26,829
USMD Holdings, Inc.*	620	12,766
Vanda Pharmaceuticals, Inc.*	800	9,120
Versartis, Inc.*	400	4,600
VWR Corp.*	510	15,973
Wright Medical Group N.V.*	900	19,737

		655,830

Industrials — 12.53%
Acco Brands Corp.*	3,800	42,712
Air Transport Services Group, Inc.*	600	8,688
Alamo Group, Inc.	300	20,139
Allied Motion Technologies, Inc.	350	7,917
Alpha Pro Tech Ltd.*	1,360	3,577
American Science & Engineering, Inc.	100	3,691
American Woodmark Corp.*	100	7,423
Argan, Inc.	200	9,226
Astec Industries, Inc.	440	26,523
Atlas Air Worldwide Holdings, Inc.*	910	39,339
Avis Budget Group, Inc.	300	11,019
Barrett Business Services, Inc.	100	4,298
BMC Stock Holdings, Inc.*	2,360	48,026
Broadwind Energy, Inc.*	2,690	12,320
CAI International, Inc.*	600	5,148
Casella Waste Systems, Inc., Class A*	1,520	14,227
CECO Environmental Corp.	3,170	29,322
CIRCOR International, Inc.	450	25,623
Colfax Corp.*	200	5,872
Commercial Vehicle Group, Inc.*	1,700	7,038
Copa Holdings SA, Class A	300	20,100
CRA International, Inc.*	320	8,838
Curtiss-Wright Corp.	550	48,944
DigitalGlobe, Inc.*	2,140	57,694
Douglas Dynamics, Inc.	200	5,360
Ducommun, Inc.*	570	11,024
Dycom Industries, Inc.*	200	18,810
Dynamic Materials Corp.	1,010	10,342
Engility Holdings, Inc.*	600	17,424
FTI Consulting, Inc.*	1,460	62,546
General Cable Corp.	1,650	24,305
Gibraltar Industries, Inc.*	1,490	52,567
Global Brass & Copper Holdings, Inc.	630	17,842
Goldfield Corp./The*	930	2,827
Graham Corp.	100	1,802
Granite Construction, Inc.	200	9,956
Great Lakes Dredge & Dock Corp.*	2,130	9,457
Greenbrier Companies, Inc./The	300	9,849
Heritage-Crystal Clean, Inc.*	200	2,522
Hill International, Inc.*	1,920	8,006
ICF International, Inc.*	630	26,069
Insperity, Inc.	380	29,826
Insteel Industries, Inc.	300	10,437
Joy Global, Inc.	800	22,104
Kennametal, Inc.	600	14,916
KEYW Holding Corp./The*	2,880	29,491
Layne Christensen Co.*	440	3,520
Lydall, Inc.*	610	27,255
Manitowoc Co., Inc.	4,960	27,627
MasTec, Inc.*	2,660	65,037
McGrath RentCorp	860	27,408
Mercury Systems, Inc.*	600	15,552
MRC Global, Inc.*	1,200	15,876
MSA Safety, Inc.	100	5,588
Multi-Color Corp.	600	38,748

4

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Navistar International Corp.*	400	$5,128
Neff Corp., Class A*	430	4,201
NL Industries, Inc.*	1,000	2,970
NOW, Inc.*	1,200	21,972
Orion Group Holdings, Inc.*	300	1,695
Patrick Industries, Inc.*	300	19,368
Powell Industries, Inc.	410	15,104
Quad Graphics, Inc.	1,620	41,083
Raven Industries, Inc.	900	18,684
Rush Enterprises, Inc., Class A*	760	17,465
SkyWest, Inc.	1,850	53,224
SPX FLOW, Inc.*	490	13,367
Supreme Industries, Inc., Class A	600	10,080
Thermon Group Holdings, Inc.*	600	12,108
Titan International, Inc.	700	4,627
TriMas Corp.*	500	8,935
TriNet Group, Inc.*	2,520	54,659
Tutor Perini Corp.*	1,640	41,197
Univar, Inc.*	830	15,197
Vectrus, Inc.*	100	3,115
Virco Manufacturing Corp.*	2,530	11,410
WageWorks, Inc.*	1,050	64,900
Watts Water Technologies, Inc., Class A	300	18,555

		1,550,841

Information Technology — 9.90%
Advanced Energy Industries, Inc.*	800	32,576
Advanced Micro Devices, Inc.*	16,800	115,248
Alpha & Omega SemiConductor Ltd.*	790	11,289
Ambarella, Inc.*	200	11,596
Amber Road, Inc.*	900	7,938
Avid Technology, Inc.*	300	1,953
Aware, Inc.*	820	3,928
AXT, Inc.*	2,960	11,100
Bel Fuse, Inc., Class B	280	5,737
Black Box Corp.	300	4,095
Blucora, Inc.*	1,880	19,195
Care.com, Inc.*	1,640	18,024
CEVA, Inc.*	740	22,244
Cirrus Logic, Inc.*	800	38,872
CTS Corp.	1,180	22,550
Demand Media, Inc.*	700	4,053
Diebold, Inc.	400	11,296
Digi International, Inc.*	870	9,666
DTS, Inc.	300	8,337
Eastman Kodak Co.*	300	5,082
Ebix, Inc.	640	34,125
Electro Rent Corp.*	1,400	21,658
EMCORE Corp.*	500	3,240
Entegris, Inc.*	700	11,963
EVERTEC, Inc.	600	10,320
Everyday Health, Inc.*	1,110	9,058
Exar Corp.*	500	4,190
Fabrinet*	1,310	49,466
Gigamon, Inc.*	100	4,672
GrubHub, Inc.*	300	11,376
GSI Technology, Inc.*	400	1,948
Harmonic, Inc.*	1,300	4,277
Immersion Corp.*	300	2,253
Iteris, Inc.*	1,100	3,828
Lexmark International, Inc., Class A	530	19,435
Liquidity Services, Inc.*	1,930	15,594
ManTech International Corp., Class A	860	33,979
Marketo, Inc.*	470	16,535
MaxLinear, Inc., Class A*	1,030	22,464
MeetMe, Inc.*	2,930	18,840
Mesa Laboratories, Inc.	100	11,563
Methode Electronics, Inc.	300	10,509
MKS Instruments, Inc.	1,200	54,816
Model N, Inc.*	700	9,037
Nanometrics, Inc.*	880	17,635
NETGEAR, Inc.*	460	23,658
NetScout Systems, Inc.*	700	19,586
PCM, Inc.*	390	6,482
Plantronics, Inc.	300	14,472
QLogic Corp.*	1,700	26,384
Radisys Corp.*	1,100	5,302
Reis, Inc.	410	10,365
Rightside Group, Ltd.*	200	2,400
Rogers Corp.*	640	43,802
Sanmina Corp.*	2,460	62,336
Sonus Networks, Inc.*	1,760	15,171
StarTek, Inc.*	530	2,237
Synchronoss Technologies, Inc.*	1,080	40,327
SYNNEX Corp.	500	50,265
Tangoe, Inc.*	400	3,236
Tech Data Corp.*	700	54,551
Ubiquiti Networks, Inc.*	1,550	69,316
Varonis Systems, Inc.*	300	7,707

		1,225,157

Materials — 6.01%
A Schulman, Inc.	200	5,862
AEP Industries, Inc.	100	8,046
AK Steel Holding Corp.*	2,400	15,744
Allegheny Technologies, Inc.	800	14,248
Axiall Corp.	1,730	56,484
Chemours Co./The	2,540	23,622

5

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Clearwater Paper Corp.*	510	$32,084
Cliffs Natural Resources, Inc.*	2,700	21,357
Coeur Mining, Inc.*	1,210	18,537
Core Molding Technologies, Inc.*	210	3,343
Eagle Materials, Inc.	170	14,272
Flotek Industries, Inc.*	1,800	25,560
FormFactor, Inc.*	1,400	13,090
Gold Resource Corp.	1,190	6,688
Greif, Inc., Class A	1,040	41,735
Hecla Mining Co.	10,270	66,652
Innophos Holdings, Inc.	290	12,487
Intrepid Potash, Inc.*	600	774
KapStone Paper and Packaging Corp.	1,110	15,851
KMG Chemicals, Inc.	100	2,749
Koppers Holdings, Inc.*	760	24,031
Kraton Performance Polymers, Inc.*	970	29,013
McEwen Mining, Inc.	6,640	29,482
Minerals Technologies, Inc.	680	44,377
Myers Industries, Inc.	660	9,867
Olin Corp.	2,280	47,652
Olympic Steel, Inc.	350	10,031
Omnova Solutions, Inc.*	1,300	12,311
Owens-Illinois, Inc.*	500	9,395
PolyOne Corp.	770	27,004
Rayonier Advanced Materials, Inc.	1,680	23,134
Ryerson Holding Corp.*	1,140	16,462
Stepan Co.	450	28,939
United States Steel Corp.	1,200	32,988

		743,871

Real Estate Investment Trusts — 12.55%
Agree Realty Corp.	840	42,605
American Assets Trust, Inc.	1,420	65,150
Annaly Capital Management, Inc.	3,532	38,783
Ashford Hospitality Prime, Inc.	1,000	15,040
Bluerock Residential Growth REIT, Inc.	1,240	16,517
Chimera Investment Corp.	4,050	67,959
Colony Starwood Homes	300	9,828
CorEnergy Infrastructure Trust, Inc.	490	14,416
CoreSite Realty Corp.	200	16,506
CyrusOne, Inc.	1,230	67,429
DiamondRock Hospitality Co.	2,600	25,532
EastGroup Properties, Inc.	200	14,724
Empire State Realty Trust, Inc., Class A	2,440	51,216
First Industrial Realty Trust, Inc.	900	26,523
Franklin Street Properties Corp.	3,610	46,280
Gladstone Land Corp.	450	5,166
Government Properties Income Trust	2,560	61,082
Great Ajax Corp.	350	4,848
Healthcare Realty Trust, Inc.	500	18,080
Independence Realty Trust, Inc.	1,690	15,278
Invesco Mortgage Capital, Inc.	1,420	20,448
Lexington Realty Trust	6,500	70,655
Mack-Cali Realty Corp.	1,770	49,914
Medical Properties Trust, Inc.	3,510	55,107
National Health Investors, Inc.	850	66,784
New Residential Investment Corp.	4,550	62,198
New Senior Investment Group, Inc.	3,010	36,090
New York Mortgage Trust, Inc.	4,260	27,860
Newcastle Investment Corp.	1,160	5,498
NexPoint Residential Trust, Inc.	400	7,796
NorthStar Realty Finance Corp.	1,740	23,316
Parkway Properties, Inc.	2,460	42,730
PennyMac Mortgage Investment Trust	2,440	39,601
Preferred Apartment Communities, Inc., Class A	810	12,045
Resource Capital Corp.	1,120	15,243
Rexford Industrial Realty, Inc.	1,580	36,119
Sabra Health Care REIT, Inc.	2,320	55,471
Select Income REIT	2,440	67,734
Seritage Growth Properties	200	10,012
Silver Bay Realty Trust Corp.	400	7,208
STAG Industrial, Inc.	2,610	66,242
Summit Hotel Properties, Inc.	3,130	44,383
Tanger Factory Outlet Centers, Inc.	1,300	54,262
UMH Properties, Inc.	600	7,416
Urstadt Biddle Properties, Inc., Class A	200	4,940
Whitestone REIT	990	16,008
WP Glimcher, Inc.	2,000	25,360

		1,553,402

Telecommunication Services — 1.19%
Cincinnati Bell, Inc.*	2,700	13,500
Consolidated Communications Holdings, Inc.	580	16,211
Globalstar, Inc.*	930	1,107
Shenandoah Telecommunications Co.	1,770	72,712
Vonage Holdings Corp.*	1,900	11,267
Windstream Holdings, Inc.	3,480	32,399

		147,196

Utilities — 5.90%
ALLETE, Inc.	780	49,803
Artesian Resources Corp., Class A	240	8,182
Atlantica Yield plc	600	12,090
Avista Corp.	1,087	47,284
Cadiz, Inc.*	600	4,176
California Water Service Group	1,305	44,018
Connecticut Water Service, Inc.	292	14,907
Consolidated Water Co., Ltd.	197	2,646

6

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Delta Natural Gas Co., Inc.	80	$2,111
Dynegy, Inc.*	1,140	17,248
El Paso Electric Co.	582	27,750
Empire District Electric Co.	600	20,238
Hawaiian Electric Industries, Inc.	327	10,153
IDACORP, Inc.	707	57,161
MGE Energy, Inc.	862	48,401
Middlesex Water Co.	427	17,639
Northwest Natural Gas Co.	785	50,978
NRG Yield, Inc., Class C	1,700	30,498
ONE Gas, Inc.	600	38,976
Ormat Technologies, Inc.	235	10,725
Otter Tail Corp.	1,380	48,093
Pattern Energy Group, Inc.	200	4,874
Portland General Electric Co.	1,072	46,814
South Jersey Industries, Inc.	800	25,504
Southwest Gas Corp.	660	51,150
Talen Energy Corp.*	1,120	15,232
TerraForm Global, Inc., Class A	3,400	11,832
TerraForm Power, Inc., Class A	1,000	11,760

		730,243

Total Common Stocks		10,659,932

INVESTMENT COMPANIES — 13.78%
Exchange-Traded Funds — 0.31%
SPDR S&P Metals & Mining ETF	1,300	37,726

Total Exchange-Traded Funds		37,726

Money Market Funds — 13.47%
Fidelity Institutional Money Market Portfolio	1,666,773	1,666,773

Total Investment Companies		1,704,499

Total Investments — 99.93% (cost $11,475,474)		12,364,431
Other Assets in Excess of Liabilities — 0.07%		8,907

Net Assets — 100.00%		$12,373,338

*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

The accompanying notes are an integral part of these financial statements.

7

YORKTOWN MID CAP FUND

SCHEDULE OF INVESTMENTS

July 31, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.14%
Consumer Discretionary — 13.50%
Autoliv, Inc.	521	$55,122
BorgWarner, Inc.	2,221	73,693
Brunswick Corp.	941	46,692
Chipotle Mexican Grill, Inc.*	112	47,487
Darden Restaurants, Inc.	922	56,758
Dollar General Corp.	1,751	165,890
Hanesbrands, Inc.	4,166	111,066
L Brands, Inc.	903	66,732
Lennar Corp., Class A	1,414	66,175
Michaels Cos., Inc./The*	2,113	55,699
Newell Brands, Inc.	4,380	229,775
O’Reilly Automotive, Inc.*	284	82,539
Ross Stores, Inc.	2,639	163,169
Sally Beauty Holdings, Inc.*	1,948	57,135
Six Flags Entertainment Corp.	1,397	78,777
Tractor Supply Co.	811	74,328
Vail Resorts, Inc.	461	65,955
VF Corp.	1,077	67,237

		1,564,229

Consumer Staples — 4.90%
ConAgra Foods, Inc.	1,661	77,668
Herbalife Ltd.*	661	44,955
Ingredion, Inc.	740	98,598
Kroger Co.	2,420	82,740
Mead Johnson Nutrition Co.	1,424	127,021
Tyson Foods, Inc., Class A	1,858	136,749

		567,731

Energy — 5.83%
Baker Hughes, Inc.	1,021	48,834
Cimarex Energy Co.	554	66,491
Concho Resources, Inc.*	356	44,215
Gulfport Energy Corp.*	1,922	55,911
Hess Corp.	1,414	75,861
Memorial Resource Development Corp.*	3,988	59,740
Noble Energy, Inc.	2,397	85,621
Patterson-UTI Energy, Inc.	2,578	49,987
Pioneer Natural Resources Co.	626	101,769
Rice Energy, Inc.*	2,041	47,596
Rowan Companies PLC, Class A	1,764	26,883
Whiting Petroleum Corp.*	1,785	13,155

		676,063

Financials — 13.85%
Affiliated Managers Group, Inc.*	510	74,858
Allied World Assurance Co. Holdings AG	1,785	73,167
Ameriprise Financial, Inc.	507	48,591
Arch Capital Group Ltd.*	1,007	73,138
Assured Guaranty Ltd.	2,013	53,928
E*TRADE Financial Corp.*	2,521	63,227
East West Bancorp., Inc.	2,099	71,828
FNF Group*	1,752	65,998
Hanover Insurance Group, Inc.	961	79,129
Hartford Financial Services Group, Inc./The	1,943	77,429
Intercontinental Exchange, Inc.	481	127,080
Jones Lang LaSalle, Inc.	579	63,383
Nasdaq, Inc.	760	53,778
Northern Trust Corp.	1,335	90,233
PacWest BanCorp	1,764	72,941
Principal Financial Group, Inc.	1,503	70,085
Signature Bank*	1,342	161,362
SunTrust Banks, Inc.	1,526	64,535
SVB Financial Group*	505	50,712
Willis Towers Watson PLC	881	108,909
Zions BanCorp	2,166	60,388

		1,604,699

Health Care — 12.05%
Align Technology, Inc.*	821	73,192
BioMarin Pharmaceutical, Inc.*	953	94,747
Centene Corp.*	1,888	133,198
Cerner Corp.*	2,288	142,748
Cigna Corp.	379	48,876
Dentsply Sirona, Inc.	1,213	77,681
Hologic, Inc.	1,920	73,901
IDEXX Laboratories, Inc.*	570	53,460
MEDNAX, Inc.*	3,566	245,733
Mettler-Toledo International, Inc.*	469	192,858
Perrigo Co. PLC	541	49,442
Zimmer Biomet Holdings, Inc.	770	100,978
Zoetis, Inc.	2,173	109,671

		1,396,485

Industrials — 11.66%
Carlisle Companies, Inc.	675	69,721
Copart, Inc.*	1,037	52,306
Dun & Bradstreet Corp./The	406	52,476
Equifax, Inc.	388	51,394
Flowserve Corp.	1,270	60,770
Fortune Brands Home & Security, Inc.	1,136	71,875
Hubbell, Inc.	642	69,227
Ingersoll-Rand PLC	1,217	80,638
Kansas City Southern	812	78,041
KAR Auction Services, Inc.	1,512	64,668
Middleby Corp./The*	651	78,367
Old Dominion Freight Line, Inc.*	2,534	176,518

8

YORKTOWN MID CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Rockwell Collins, Inc.	595	$50,349
Toro Co./The	677	62,250
TransDigm Group, Inc.*	344	96,155
Valmont Industries, Inc.	388	50,809
Verisk Analytics, Inc.*	1,572	134,060
Wabtec Corp.	745	51,033

		1,350,657

Information Technology — 13.41%
Akamai Technologies, Inc.*	3,616	182,716
Belden, Inc.	1,186	86,827
Booz Allen Hamilton Holding Corp.	2,869	88,595
Cadence Design Systems, Inc.*	3,848	92,544
CommScope Holding Co., Inc.*	1,971	59,031
CoStar Group, Inc.*	652	135,551
CSRA, Inc.	3,280	88,298
Genpact Ltd.*	5,462	146,218
Guidewire Software, Inc.*	1,893	116,363
Juniper Networks, Inc.	2,006	45,516
MAXIMUS, Inc.	1,575	92,799
NXP Semiconductors NV*	877	73,747
Red Hat, Inc.*	1,733	130,478
TE Connectivity Ltd.	1,179	71,070
Vantiv, Inc., Class A*	2,642	144,702

		1,554,455

Materials — 5.77%
Axalta Coating Systems Ltd.*	2,218	63,324
Ball Corp.	1,602	113,213
Carpenter Technology Corp.	2,341	91,884
Eastman Chemical Co.	1,368	89,235
FMC Corp.	1,719	81,721
Steel Dynamics, Inc.	4,204	112,751
Vulcan Materials Co.	936	116,045

		668,173

Real Estate Investment Trusts — 8.64%
American Campus Communities, Inc.	2,013	108,843
Boston Properties, Inc.	459	65,238
Camden Property Trust	805	72,120
DDR Corp.	3,741	73,847
Douglas Emmett, Inc.	1,284	48,843
Equity Commonwealth	1,535	46,081
Essex Property Trust, Inc.	402	94,020
General Growth Properties, Inc.	3,059	97,735
National Retail Properties, Inc.	1,454	77,295
Pebblebrook Hotel Trust	1,193	35,372
Prologis, Inc.	1,412	76,940
SL Green Realty Corp.	444	52,312
Taubman Centers, Inc.	816	66,031
Ventas, Inc.	1,129	85,985

		1,000,662

Telecommunication Services — 1.26%
SBA Communications Corp., Class A*	1,267	145,705

Utilities — 6.27%
American Water Works Co., Inc.	1,152	95,132
Aqua America, Inc.	2,220	76,901
Atmos Energy Corp.	1,012	80,747
CMS Energy Corp.	1,976	89,276
Eversource Energy	1,505	88,027
Pinnacle West Capital Corp.	1,019	80,369
WEC Energy Group, Inc.	1,638	106,323
Xcel Energy, Inc.	2,489	109,466

		726,241

Total Common Stocks		11,255,100

INVESTMENT COMPANIES — 2.16%
Money Market Funds — 2.16%
Federated Prime Cash Obligations Fund	250,564	250,564

Total Investment Companies		250,564

Total Investments — 99.30% (cost $11,124,972)		11,505,664
Other Assets in Excess of Liabilities — 0.70%		81,621

Net Assets — 100.00%		$11,587,285

*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

The accompanying notes are an integral part of these financial statements.

9

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2016

(Unaudited)

	Yorktown Small Cap Fund	Yorktown Mid Cap Fund
Assets:
Investments in issuers at value (identified cost of $11,475,474 and $11,124,972 respectively)	$12,364,431	$11,505,664
Cash	28,688	—
Dividends receivable	7,743	2,876
Receivable for securities sold	30,844	86,128
Tax reclaims receivable	—	163
Receivable from Adviser	7,262	3,713
Deferred offering costs	36,355	36,484
Prepaid expenses	14,822	14,868

Total assets	12,490,145	11,649,896

Liabilities:
Accrued distribution fees	32	2
Accrued administrator fees	2,992	2,886
Payable for securities purchased	106,402	59,186
Other accrued expenses	7,381	537

Total liabilities	116,807	62,611

Net Assets	$12,373,338	$11,587,285

Shares of beneficial interest (unlimited number of no par value shares authorized) (Note 7)
Class A: Shares outstanding	456	463

Net asset value per share	$10.77	$10.35

Maximum offering price per share (Note 2)	$11.43	$10.98

Class L: Shares outstanding	3,531	190

Net asset value per share	$10.74	$10.34

Institutional Class: Shares outstanding	1,144,762	1,117,824

Net asset value per share	$10.77	$10.36

Net Assets consist of:
Paid in capital	$11,539,140	$11,206,112
Accumulated undistributed net investment income (loss)	20,284	277
Accumulated undistributed net realized gain (loss) on investments	(75,043)	204
Net unrealized appreciation (depreciation) on investments	888,957	380,692

Net assets applicable to outstanding shares of beneficial interest (Note 7)	$12,373,338	$11,587,285

The accompanying notes are an integral part of these financial statements.

10

STATEMENTS OF OPERATIONS

For the Period Ended July 31, 2016

(Unaudited)*

	Yorktown Small Cap Fund	Yorktown Mid Cap Fund
Investment Income
Dividend income	$48,289	$29,849

Total investment income	48,289	29,849

Expenses
Investment advisory fees	21,856	27,191
Distribution fees
Class A	2	2
Class L	51	3
Administration fees	9,304	9,193
Transfer agent fees	8,010	7,917
Custodial fees	2,585	828
Professional fees	4,857	4,799
Registration fees	234	232
Trustee fees	470	465
Insurance	40	40
Shareholder reports	1,849	1,642
Offering costs	10,868	10,738
Organizational costs	4,061	4,024
Miscellaneous	13,891	7,256

Total operating expenses	78,078	74,330
Less expenses waived by investment advisor	(42,533)	(37,306)
Less expenses waived by transfer agent	(7,540)	(7,452)

Net operating expenses	28,005	29,572

Net investment income (loss)	20,284	277

Realized & Unrealized Gain (loss) on Investments
Net realized gain (loss) from security transactions	(75,043)	204
Change in unrealized appreciation (depreciation) on investment	888,957	380,692

Net realized and unrealized gain (loss) on investments	813,914	380,896

Net increase (decrease) in net assets resulting from operations	$834,198	$381,173

*	Commencement of operations was May 9, 2016 for the Yorktown Small Cap Fund and May 10, 2016 for the Yorktown Mid Cap Fund.

The accompanying notes are an integral part of these financial statements.

11

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2016

(Unaudited)*

	Yorktown Small Cap Fund	Yorktown Mid Cap Fund
Operations:
Net investment income (loss)	$20,284	$277
Net realized gain (loss) on investment securities	(75,043)	204
Change in unrealized appreciation (depreciation) on investment securities	888,957	380,692

Net increase (decrease) in net assets resulting from operations	834,198	381,173

Change in net assets from fund share transactions (Note 7):
Class A	4,658	4,658
Class L	36,629	1,929
Institutional Class	11,497,853	11,199,525

Increase (decrease) in net assets resulting from capital share transactions	11,539,140	11,206,112

Total increase (decrease) in net assets	12,373,338	11,587,285
Net Assets
Beginning of period	—	—

End of period	$12,373,338	$11,587,285

Undistributed net investment income (loss)	$20,284	$277

*	Commencement of operations was May 9, 2016 for the Yorktown Small Cap Fund and May 10, 2016 for the Yorktown Mid Cap Fund.

The accompanying notes are an integral part of these financial statements.

12

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

	For the Period Ended July 31, 2016*
	Class A Shares (Unaudited)		Class L Shares (Unaudited)		Institutional Class Shares (Unaudited)
For a share outstanding throughout each period
Net asset value, at beginning of period	$10.00		$10.00		$10.00

Income from investment operations
Net investment income (loss)	0.01		—	(1)	0.02
Net realized and unrealized gain (loss) on investments	0.76		0.74		0.75

Total from investment operations	0.77		0.74		0.77

Net asset value, at end of period	$10.77		$10.74		$10.77

Total Return (excludes sales charges)	7.70	% (2)	7.40	% (2)	7.70	% (2)

Ratios/Supplemental Data:
Net assets at end of period (thousands)	$5		$38		$12,330
Ratio of expenses to average net assets	1.40	% (3)	2.15	% (3)	1.15	% (3)
Ratio of expenses to average net assets excluding fees waived	3.45	% (3)	4.20	% (3)	3.20	% (3)
Ratio of net investment income (loss) to average net assets	0.47	% (3)	(0.14	)% (3)	0.84	% (3)
Portfolio turnover	14	% (2)	14	% (2)	14	% (2)

*	Commencement of operations was May 9, 2016.

(1)	Amount is less than ($0.005) per share.

(2)	Not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

13

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS

	For the Period Ended July 31, 2016*
	Class A Shares (Unaudited)		Class L Shares (Unaudited)		Institutional Class Shares (Unaudited)
For a share outstanding throughout each period
Net asset value, at beginning of period	$10.00		$10.00		$10.00

Income from investment operations
Net investment income (loss)	(0.01)		(0.01)		—	(1)
Net realized and unrealized gain (loss) on investments	0.36		0.35		0.36

Total from investment operations	0.35		0.34		0.36

Net asset value, at end of period	$10.35		$10.34		$10.36

Total Return (excludes sales charges)	3.50	% (2)	3.40	% (2)	3.60	% (2)

Ratios/Supplemental Data:
Net assets at end of period (thousands)	$5		$2		$11,581
Ratio of expenses to average net assets	1.50	% (3)	2.25	% (3)	1.25	% (3)
Ratio of expenses to average net assets excluding fees waived	3.39	% (3)	4.14	% (3)	3.14	% (3)
Ratio of net investment income (loss) to average net assets	(0.56	)% (3)	(1.05	)% (3)	0.01	% (3)
Portfolio turnover	10	% (2)	10	% (2)	10	% (2)

*	Commencement of operations was May 10, 2016.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

14

API FUNDS

NOTES TO THE FINANCIAL STATEMENTS

July 31, 2016 (Unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Yorktown Small Cap Fund (the “Small Cap Fund”) and Yorktown Mid Cap Fund (the “Mid Cap Fund”) (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares. Class C shares are currently not available for purchase.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”) and Vericimetry Advisors, LLC, the Small Cap Fund’s sub-adviser, seeks to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies, securities issued by investment companies (“Underlying Funds”), and index securities (“Index Securities”), including exchange traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Mid Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and William Blair Investment Management, LLC, the Mid Cap Fund’s sub-adviser, seeks to achieve the Mid Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of medium capitalized (“mid cap”) companies, securities issued by Underlying Funds, and Index Securities.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

15

API FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2016, in valuing the Funds’ assets carried at fair value.

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$10,659,932	$—	$—	$10,659,932
Investment Companies	1,704,499	—	—	1,704,499

Total	$12,364,431	$—	$—	$12,364,431

Mid Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$11,255,100	$—	$—	$11,255,100
Investment Companies	250,564	—	—	250,564

Total	$11,505,664	$—	$—	$11,505,664

16

API FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

See schedule of investments for breakdown of industries in which the Funds invest. There were no transfers into or out of Levels 1 and 2 during the current period presented. Transfers are recognized at the end of the reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 5.75% for each Fund. Class A shares may be purchased without a front-end sales charge under certain circumstances.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Principal Risks

In the normal course of business the Funds may trade securities, where the risk of potential loss exists due to such things as changes in the market (market risk) or the size of the companies it invest in (small company risk).

17

API FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks—Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources.

4.	Investment Advisory and Mutual Fund Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate of 0.90% of the average daily net assets of the Small Cap Fund; and 1.15% of the average daily net assets of the Mid Cap Fund. During the period ended July 31, 2016, the Adviser contractually waived fees and reimbursed expenses of $42,533 and $37,306 in the Small Cap Fund and Mid Cap Fund, respectively.

In the interest of limiting expenses of the Funds, the Adviser has entered into a five year contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, for the first five fiscal years of each Fund’s operations, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Small Cap Fund’s ratio of total annual operating expenses is limited to 1.40% for Class A Shares, 2.15% for Class L Shares, and 1.15% for Institutional Class Shares and that the Mid Cap Fund’s ratio of total annual operating expenses is limited to 1.50% for Class A Shares, 2.25% for Class L Shares, and 1.25% for Institutional Class Shares. The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 90 days notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board of Trustees.

18

API FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Mutual Fund Services Agreements, continued

The amounts subject to recoupment by the Funds pursuant to the aforementioned conditions at July 31, 2016 were as follows:

	Amount	Recoupable through January 31,
Small Cap Fund	$42,533	2020
Mid Cap Fund	37,306	2020

The Adviser has retained sub-advisers to provide portfolio management and related services to the Funds. The sub-advisers receive a fee from the Adviser (not the Funds) for these services.

In addition, the Trust retains Ultimus Asset Services, LLC (“Ultimus”), to provide certain transfer agency, fund accounting, fund administration, and compliance support services for the Funds. For the period ended July 31, 2016, Ultimus earned fees of $9,304 and $9,193 for fund accounting, fund administration, and compliance support services from the Small Cap Fund and Mid Cap Fund, respectively. Ultimus contractually agreed to reduce their base fee minimum transfer agency fee by 100% for the first six months and 50% for the second six months after the inception of the Funds.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A Shares of the Funds pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class L Shares of the Funds pay a fee of 1.00% of each Class L Shares’ average daily net assets. Of this amount, not more than 0.25% may represent shareholder servicing fees paid to institutions that have agreements with the distributor to provide such services.

6.	Investment Activity

For the period ended July 31, 2016, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Small Cap Fund	$11,280,849	$1,397,105	$—	$—
Mid Cap Fund	11,941,527	1,067,322	—	—

19

API FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Fund Share Transactions

Share transactions for the period ended July 31, 2016 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Small Cap Fund:
Class A	$4,658	$—	$—	$4,658	456	—	—	456
Class L	36,629	—	—	36,629	3,531	—	—	3,531
Institutional Class	11,497,853	—	—	11,497,853	1,144,762	—	—	1,144,762
Mid Cap Fund:
Class A	4,658	—	—	4,658	463	—	—	463
Class L	1,929	—	—	1,929	190	—	—	190
Institutional Class	11,199,525	—	—	11,199,525	1,117,824	—	—	1,117,824

At July 31, 2016, net assets per class consisted of the following:

	Small Cap Fund	Mid Cap Fund
Class A	$4,913	$4,795
Class L	37,940	1,965
Institutional Class	12,330,485	11,580,525

8.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. At July 31, 2016, the API Multi-Asset Income Fund owned, as record shareholder, 87% of the outstanding shares of the Small Cap Fund and 89% of the outstanding shares of the Mid Cap Fund.

9.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

20

API FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

9.	Federal Income Tax Information, continued

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At July 31, 2016, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Small Cap Fund	Mid Cap Fund
Cost of investments	$11,475,474	$11,124,972

Gross unrealized appreciation	$984,752	$535,115
Gross unrealized depreciation	(95,795)	(154,423)

Net unrealized appreciation/(depreciation) on investments	$888,957	$380,692

21

Expense Examples

API Trust Yorktown Funds

As a shareholder in an API Yorktown Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2016 to July 31, 2016 (actual expenses are based on investments made at the inception of each applicable Fund).

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22

	Beginning Account Value	Ending Account Value, 7/31/2016	Expenses Paid During the Period (a)	Annualized Expense Ratio
Small Cap Fund
Class A				1.40%
Actual	$1,000.00	$1,077.00	$3.34
Hypothetical (5% return before expenses)	1,000.00	1,017.90	7.03
Class L				2.15%
Actual	1,000.00	1,074.00	5.12
Hypothetical (5% return before expenses)	1,000.00	1,014.17	10.77
Institutional Class				1.15%
Actual	1,000.00	1,077.00	2.74
Hypothetical (5% return before expenses)	1,000.00	1,019.15	5.77

Mid Cap Fund
Class A				1.50%
Actual	1,000.00	1,035.00	3.46
Hypothetical (5% return before expenses)	1,000.00	1,017.40	7.53
Class L				2.25%
Actual	1,000.00	1,034.00	5.19
Hypothetical (5% return before expenses)	1,000.00	1,013.66	11.27
Institutional Class				1.25%
Actual	1,000.00	1,036.00	2.89
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.27

(a)	The Actual dollar amounts shown as “Expenses Paid” are equal to the Yorktown Small Cap Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period since the Yorktown Small Cap Fund’s inception on May 9, 2016 (84) and divided by 366. The Hypothetical dollar amounts shown as “Expenses Paid” are equal to the Yorktown Small Cap Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 366 (to reflect the one-half year period).
(b)	The Actual dollar amounts shown as “Expenses Paid” are equal to the Yorktown Mid Cap Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period since the Yorktown Mid Cap Fund’s inception on May 10, 2016 (83) and divided by 366. The Hypothetical dollar amounts shown as “Expenses Paid” are equal to the Yorktown Mid Cap Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 366 (to reflect the one-half year period).

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Board Initial Approval of Investment Advisory Agreements (Unaudited)

YORKTOWN MANAGEMENT & RESEARCH COMPANY, INC.

The initial approval of the Investment Advisory Agreement (the “IA Agreement”) between the Trust and Yorktown Management & Research Company, Inc. (“Yorktown”), on behalf of the Yorktown Small Cap Fund and the Yorktown Mid Cap Fund (each a “Fund” and together the “Funds”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 8, 2016. The Trust’s Board considered the factors described below prior to approving the Agreement.

To assist the Board in making its determination as to whether the IA Agreement should be approved for each Fund, the Board requested and received the following information: a description of Yorktown’s business and any personnel changes, a description of the compensation received by Yorktown from each Fund and its other clients, information relating to Yorktown’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding Yorktown or its personnel (there were none of either). In addition, the Board requested and received financial statements of Yorktown for its fiscal year ended December 31, 2015 and fiscal year-to-date for 2016.

The Board also received a report from Yorktown relating to the fees charged by Yorktown in relation to fees charged by other advisors to similar funds. The materials prepared by Yorktown were provided to the Board in advance of the meeting. The Board considered the fees charged by Yorktown in light of the services to be provided to each Fund by Yorktown. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Yorktown were fair and reasonable in light of the services provided to each Fund.

The Board also discussed the nature, extent and quality of Yorktown’s proposed services to the Funds. In particular, the Board noted with approval Yorktown’s commitment to maintaining certain targeted expense ratios for the Funds, its success in achieving positive investment returns for other Funds that it managed, and its adherance to its stated investment mandate. The Board also discussed Yorktown’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grew. The Board next considered the investment performance of other funds in the Trust managed by Yorktown. The Board generally approved of the Adviser’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. The Board also noted that Yorktown’s business was devoted exclusively to serving the various Trust funds, and it did not appear that Yorktown was realizing any improper ancillary benefits or profits deriving from its proposed relationship with the Funds. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the approval of the IA Agreement for an initial two-year period would be in the best interests of each Fund’s shareholders. In approving the IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement approval.

VERICIMETRY ADVISORS, LLC

The initial approval of the Sub-Investment Advisory Agreement (the “Sub-IA Agreement”) between Yorktown and Vericimetry Advisors, LLC (“Vericimetry”), on behalf of the Yorktown Small Cap Fund (the “SC Fund”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Sub-IA Agreement, at an in-person meeting held on February 8, 2016. The Trust’s Board considered the factors described below prior to approving the Sub-IA Agreement.

24

To assist the Board in making its determination as to whether the Sub-IA Agreement should be approved for the SC Fund, the Board requested and received the following information: a description of Vericimetry’s business and personnel, a description of the compensation received by Vericimetry from Yorktown as a percentage of the overall management fee charged to the SC Fund; a description of the fees charged by Vericimetry for services provided to its other clients, information relating to Vericimetry’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding Vericimetry or its personnel (there were none of either). In addition, the Board requested and received financial statements of Vericimetry for its fiscal year ended December 31, 2015 and fiscal year-to-date for 2016.

The Board also received a report from Vericimetry relating to the fees charged by Vericimetry in relation to fees charged by other advisors to similar funds. The materials prepared by Vericimetry were provided to the Board in advance of the meeting. The Board considered the fees charged by Vericimetry in light of the services to be provided to the SC Fund by Vericimetry. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Vericimetry were fair and reasonable in light of the services provided to the SC Fund.

The Board also discussed the nature, extent and quality of Vericimetry’s proposed services to the SC Fund. In particular, the Board noted with approval Vericimetry’s performance for another similar fund. The Board also noted that Vericimetry’s business was devoted exclusively to serving mutual funds, and it did not appear that Vericimetry was realizing any improper ancillary benefits or profits deriving from its proposed relationship with the SC Fund. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the approval of the Sub-IA Agreement for an initial two-year period would be in the best interests of the MC Fund’s shareholders. In approving the Sub-IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Sub-IA Agreement approval.

WILLIAM BLAIR INVESTMENT MANAGEMENT, LLC

The initial approval of the Sub-Investment Advisory Agreement (the “Sub-IA Agreement”) between Yorktown and William Blair Investment Management, LLC (“Blair”), on behalf of the Yorktown Mid Cap Fund (the “MC Fund”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Sub-IA Agreement, at an in-person meeting held on February 8, 2016. The Trust’s Board considered the factors described below prior to approving the Sub-IA Agreement.

To assist the Board in making its determination as to whether the Sub-IA Agreement should be approved for the MC Fund, the Board requested and received the following information: a description of Blair’s business and personnel, a description of the compensation received by Blair from Yorktown as a percentage of the overall management fee charged to the MC Fund; a description of the fees charged by Blair for services provided to its other clients, information relating to Blair’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding Blair or its personnel. In addition, the Board requested and received financial statements of Blair for its fiscal year ended December 31, 2015 and fiscal year-to-date for 2016.

The Board also received a report from Blair relating to the fees charged by Blair in relation to fees charged by other advisors to similar funds. The materials prepared by Blair were provided to the Board in advance of the meeting. The Board considered the fees charged by Blair in light of the services to be provided to the MC Fund by Blair. After full and

25

careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Vericimetry Blair d reasonable in light of the services provided to the MC Fund.

The Board also discussed the nature, extent and quality of Blair’s proposed services to the MC Fund. In particular, the Board noted with approval Blair’s performance for other funds and similar clients. The Board also noted that Blair’s business was not devoted exclusively to serving mutual funds, but it did not appear that Blair was realizing any improper ancillary benefits or profits deriving from its proposed relationship with the MC Fund. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the approval of the Sub-IA Agreement for an initial two-year period would be in the best interests of the MC Fund’s shareholders. In approving the Sub-IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Sub-IA Agreement approval.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

26

SHAREHOLDER SERVICES

API Funds

c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, OH 45246-0707

(888) 933-8274

For Overnight Deliveries:

API Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: October 4, 2016

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 4, 2016

/s/ David D. Basten
David D. Basten
President

Date: October 4, 2016

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer